Portfolio of Investments March 31, 2025
Stock Index Account

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 1.6%
1,464 (a) Adient plc $ 19
2,617 (a) American Axle & Manufacturing Holdings, Inc 11
5,415 (a) Aptiv plc 322
5,254 BorgWarner, Inc 151
3,106 Dana Inc 41
349 (a) Dorman Products, Inc 42
88,524 Ford Motor Co 888
1,039 (a) Fox Factory Holding Corp 24
22,245 General Motors Co 1,046
5,543 Gentex Corp 129
1,006 (a) Gentherm, Inc 27
6,460 (a) Goodyear Tire & Rubber Co 60
1,703 Harley-Davidson, Inc 43
767 LCI Industries 67
1,262 Lear Corp 111
19,933 (a),(b) Lucid Group, Inc 48
431 (a),(b) Luminar Technologies, Inc 2
1,230 (a) Modine Manufacturing Co 94
681 Patrick Industries, Inc 58
1,246 Phinia, Inc 53
7,090 (a) QuantumScape Corp 30
19,751 (a),(b) Rivian Automotive, Inc 246
1,333 (a),(b) Solid Power, Inc 1
843 Standard Motor Products, Inc 21
1,055 (a) Stoneridge, Inc 5
62,562 (a) Tesla, Inc 16,214
1,229 Thor Industries, Inc 93
759 (a) Visteon Corp 59
282 Winnebago Industries, Inc 10
518 (a) XPEL, Inc 15
TOTAL AUTOMOBILES & COMPONENTS 19,930
BANKS - 3.9%
28 1st Source Corp 2
450 Amalgamated Financial Corp 13
667 Amerant Bancorp, Inc 14
2,080 Ameris Bancorp 120
476 Arrow Financial Corp 13
4,581 Associated Banc-Corp 103
1,351 Atlantic Union Bankshares Corp 42
1,339 (a) Axos Financial, Inc 86
1,798 Banc of California, Inc 25
585 Bancfirst Corp 64
767 (a) Bancorp, Inc 41
178 Bank First Corp 18
149,920 Bank of America Corp 6,256
643 Bank of Hawaii Corp 44
468 Bank of Marin Bancorp 10
548 Bank of NT Butterfield & Son Ltd 21
1,886 Bank OZK 82
90 Bank7 Corp 3
1,329 BankUnited, Inc 46
1,149 Banner Corp 73
622 Bar Harbor Bankshares 18
1,206 BayCom Corp 30
1,245 Berkshire Hills Bancorp, Inc 32
383 (a) Blue Foundry Bancorp 4
371 BOK Financial Corp 39
882 (a) Bridgewater Bancshares, Inc 12

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
740 Brookline Bancorp, Inc $ 8
38 Burke & Herbert Financial Services Corp 2
313 Business First Bancshares, Inc 8
241 Byline Bancorp, Inc 6
4,677 Cadence Bank 142
613 Camden National Corp 25
447 Capital City Bank Group, Inc 16
2,335 Capitol Federal Financial, Inc 13
550 (a) Carter Bankshares, Inc 9
1,563 Cathay General Bancorp 67
1,125 Central Pacific Financial Corp 30
573 Chemung Financial Corp 27
1,028 ChoiceOne Financial Services, Inc 30
42,731 Citigroup, Inc 3,033
533 Citizens & Northern Corp 11
9,838 Citizens Financial Group, Inc 403
250 City Holding Co 29
377 Civista Bancshares, Inc 7
498 CNB Financial Corp 11
146 (a) Coastal Financial Corp 13
4,193 Columbia Banking System, Inc 105
1,738 (a) Columbia Financial, Inc 26
3,602 Comerica, Inc 213
2,333 Commerce Bancshares, Inc 145
1,646 Community Bank System, Inc 94
651 Community Trust Bancorp, Inc 33
1,137 Community West Bancshares 21
1,146 ConnectOne Bancorp, Inc 28
1,266 Cullen/Frost Bankers, Inc 158
58 (a) Customers Bancorp, Inc 3
2,723 CVB Financial Corp 50
422 Dime Community Bancshares, Inc 12
1,035 Eagle Bancorp, Inc 22
3,171 East West Bancorp, Inc 285
3,241 Eastern Bankshares, Inc 53
314 Enterprise Bancorp, Inc 12
1,092 Enterprise Financial Services Corp 59
402 Equity Bancshares, Inc 16
339 Esquire Financial Holdings, Inc 26
1,107 ESSA Bancorp, Inc 21
218 Farmers & Merchants Bancorp, Inc 5
1,013 Farmers National Banc Corp 13
621 FB Financial Corp 29
609 Fidelity D&D Bancorp, Inc 25
15,119 Fifth Third Bancorp 593
527 Financial Institutions, Inc 13
1,344 First Bancorp 54
3,990 First BanCorp 76
498 First Bancorp, Inc 12
322 First Bancshares, Inc 11
603 First Bank 9
2,454 First Busey Corp 53
268 First Citizens Bancshares, Inc (Class A) 497
1,652 First Commonwealth Financial Corp 26
680 First Community Bancshares, Inc 26
1,773 First Financial Bancorp 44
3,602 First Financial Bankshares, Inc 129
384 First Financial Corp 19
682 First Financial Northwest, Inc 15
1,098 First Foundation, Inc 6
2,244 First Hawaiian, Inc 55
12,144 First Horizon National Corp 236

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
1,179 First Interstate BancSystem, Inc $ 34
1,003 First Merchants Corp 41
380 First Mid Bancshares, Inc 13
862 First of Long Island Corp 11
810 (a) First Western Financial, Inc 16
1,083 Flushing Financial Corp 14
8,529 FNB Corp 115
4,213 Fulton Financial Corp 76
903 German American Bancorp, Inc 34
3,414 Glacier Bancorp, Inc 151
76 Great Southern Bancorp, Inc 4
451 Greene County Bancorp, Inc 11
302 Guaranty Bancshares, Inc 12
2,028 Hancock Whitney Corp 106
824 Hanmi Financial Corp 19
728 HarborOne Bancorp, Inc 8
715 HBT Financial, Inc 16
1,355 Heritage Commerce Corp 13
1,150 Heritage Financial Corp 28
1,504 Hilltop Holdings, Inc 46
57 Hingham Institution For Savings The 14
238 Home Bancorp, Inc 11
3,167 Home Bancshares, Inc 90
698 (a) HomeStreet, Inc 8
667 HomeTrust Bancshares, Inc 23
2,725 Hope Bancorp, Inc 29
1,209 Horizon Bancorp, Inc 18
32,175 Huntington Bancshares, Inc 483
863 Independent Bank Corp 27
675 Independent Bank Corp 42
1,089 International Bancshares Corp 69
1,188 John Marshall Bancorp, Inc 20
63,299 JPMorgan Chase & Co 15,527
1,623 Kearny Financial Corp 10
22,215 Keycorp 355
499 Lakeland Financial Corp 30
833 Live Oak Bancshares, Inc 22
3,716 M&T Bank Corp 664
640 Mercantile Bank Corp 28
424 Metrocity Bankshares, Inc 12
229 (a) Metropolitan Bank Holding Corp 13
196 Mid Penn Bancorp, Inc 5
582 Midland States Bancorp, Inc 10
406 MidWestOne Financial Group, Inc 12
180 MVB Financial Corp 3
52 National Bank Holdings Corp 2
647 National Bankshares, Inc 17
928 (a) NB Bancorp, Inc 17
609 NBT Bancorp, Inc 26
2,634 New York Community Bancorp, Inc 31
115 Nicolet Bankshares, Inc 13
363 Northeast Bank 33
954 Northeast Community Bancorp, Inc 22
1,643 Northfield Bancorp, Inc 18
2,195 Northwest Bancshares, Inc 26
71,411 (a) NU Holdings Ltd 731
163 Oak Valley Bancorp 4
1,583 OceanFirst Financial Corp 27
811 OFG Bancorp 32
6,336 Old National Bancorp 134
1,237 Old Second Bancorp, Inc 21
568 Origin Bancorp, Inc 20

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
297 Orrstown Financial Services, Inc $ 9
2,878 Pacific Premier Bancorp, Inc 61
452 Park National Corp 68
436 Pathward Financial, Inc 32
642 Peapack Gladstone Financial Corp 18
868 Peoples Bancorp, Inc 26
333 Peoples Financial Services Corp 15
1,942 Pinnacle Financial Partners, Inc 206
302 (a) Pioneer Bancorp, Inc 4
54 Plumas Bancorp 2
8,915 PNC Financial Services Group, Inc 1,567
1,298 Popular, Inc 120
37 Preferred Bank 3
454 Primis Financial Corp 4
2,015 Prosperity Bancshares, Inc 144
1,489 (a) Provident Bancorp Inc 17
2,598 Provident Financial Services, Inc 45
9 QCR Holdings, Inc 1
475 RBB Bancorp 8
192 Red River Bancshares, Inc 10
20,127 Regions Financial Corp 437
1,301 Renasant Corp 44
364 Republic Bancorp, Inc (Class A) 23
812 S&T Bancorp, Inc 30
109 Sandy Spring Bancorp, Inc 3
1,542 Seacoast Banking Corp of Florida 40
1,315 ServisFirst Bancshares, Inc 109
370 Sierra Bancorp 10
1,906 Simmons First National Corp (Class A) 39
275 SmartFinancial, Inc 9
1,492 (a) Southern California Bancorp 21
228 (a) Southern First Bancshares, Inc 7
231 Southern Missouri Bancorp, Inc 12
328 Southside Bancshares, Inc 9
2,587 SouthState Corp 240
1,283 Stellar Bancorp, Inc 35
3,571 (a) Sterling Bancorp, Inc 17
880 Stock Yards Bancorp, Inc 61
3,386 Synovus Financial Corp 158
947 (a) Texas Capital Bancshares, Inc 71
2,205 TFS Financial Corp 27
681 (a) Third Coast Bancshares, Inc 23
131 Tompkins Trustco, Inc 8
1,259 Towne Bank 43
422 Trico Bancshares 17
657 (a) Triumph Financial, Inc 38
30,098 Truist Financial Corp 1,239
671 TrustCo Bank Corp NY 20
1,222 Trustmark Corp 42
1,622 UMB Financial Corp 164
2,837 United Bankshares, Inc 98
2,849 United Community Banks, Inc 80
1,012 Univest Financial Corp 29
35,103 US Bancorp 1,482
9,879 Valley National Bancorp 88
1,101 Veritex Holdings, Inc 27
581 Washington Trust Bancorp, Inc 18
3,818 Webster Financial Corp 197
74,141 Wells Fargo & Co 5,323
1,193 WesBanco, Inc 37
597 West Bancorporation, Inc 12
225 Westamerica Bancorporation 11

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
2,509 Western Alliance Bancorp $ 193
1,723 Wintrust Financial Corp 194
1,423 WSFS Financial Corp 74
3,765 Zions Bancorporation 188
TOTAL BANKS 47,303
CAPITAL GOODS - 6.5%
3,738 (a) 3D Systems Corp 8
12,343 3M Co 1,813
2,632 A.O. Smith Corp 172
1,578 Aaon, Inc 123
434 (a) AAR Corp 24
718 Acuity Brands, Inc 189
1,567 Advanced Drainage Systems, Inc 170
2,924 Aecom Technology Corp 271
559 (a) Aerovironment, Inc 67
1,442 AGCO Corp 133
1,862 Air Lease Corp 90
191 Alamo Group, Inc 34
830 Albany International Corp (Class A) 57
2,012 Allegion plc 262
307 Allied Motion Technologies, Inc 7
1,876 Allison Transmission Holdings, Inc 179
909 (a) Ameresco, Inc 11
813 (a) American Superconductor Corp 15
184 (a) American Woodmark Corp 11
5,138 Ametek, Inc 884
5,093 (a) API Group Corp 182
449 Apogee Enterprises, Inc 21
976 Applied Industrial Technologies, Inc 220
3,399 (a) Archer Aviation, Inc 24
1,220 Arcosa, Inc 94
166 Argan, Inc 22
998 Armstrong World Industries, Inc 141
4,146 (a) Array Technologies, Inc 20
823 Astec Industries, Inc 28
810 (a) Astronics Corp 20
931 Atkore, Inc 56
1,996 Atmus Filtration Technologies, Inc 73
1,624 (a) Axon Enterprise, Inc 854
2,980 (a) AZEK Co, Inc 146
922 AZZ, Inc 77
1,298 (a) Beacon Roofing Supply, Inc 161
703 (a),(b) Blink Charging Co 1
4,522 (a) Bloom Energy Corp 89
766 (a) Blue Bird Corp 25
224 (a) BlueLinx Holdings, Inc 17
16,847 (a) Boeing Co 2,873
937 Boise Cascade Co 92
534 Brookfield Business Corp 14
2,449 (a) Builders FirstSource, Inc 306
2,196 BWX Technologies, Inc 217
383 Cadre Holdings, Inc 11
1,094 Carlisle Cos, Inc 373
19,329 Carrier Global Corp 1,225
10,820 Caterpillar, Inc 3,568
19,975 (a),(b) ChargePoint Holdings, Inc 12
1,052 (a) Chart Industries, Inc 152
17,876 CNH Industrial NV 220
840 Columbus McKinnon Corp 14
739 Comfort Systems USA, Inc 238
714 (a) Construction Partners, Inc 51
3,982 (a) Core & Main, Inc 192

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,126 Crane Co $ 172
302 CSW Industrials, Inc 88
3,047 Cummins, Inc 955
931 Curtiss-Wright Corp 295
1,008 (a) Custom Truck One Source, Inc 4
5,673 Deere & Co 2,663
1,172 (a) DNOW, Inc 20
2,200 Donaldson Co, Inc 148
932 Douglas Dynamics, Inc 22
2,988 Dover Corp 525
290 (a) Ducommun, Inc 17
91 (a) DXP Enterprises, Inc 7
561 (a) Dycom Industries, Inc 85
8,883 Eaton Corp plc 2,415
1,025 EMCOR Group, Inc 379
12,652 Emerson Electric Co 1,387
1,368 (a) Energy Recovery, Inc 22
11,731 (a),(b) Energy Vault Holdings, Inc 8
1,030 Enerpac Tool Group Corp 46
989 EnerSys 91
2,981 (a),(b) Enovix Corp 22
479 EnPro Industries, Inc 78
1,154 Esab Corp 134
605 ESCO Technologies, Inc 96
978 (a) Everus Construction Group, Inc 36
13,041 Fastenal Co 1,011
1,459 Federal Signal Corp 107
4,491 Ferguson Enterprises, Inc 720
2,943 Flowserve Corp 144
786 (a) Fluence Energy, Inc 4
4,066 (a) Fluor Corp 146
7,721 Fortive Corp 565
2,398 Fortune Brands Innovations, Inc 146
842 Franklin Electric Co, Inc 79
586 (a),(b) Freyr Battery, Inc 1
2,373 FTAI Aviation Ltd 263
941 (a),(b) FuelCell Energy, Inc 4
4,917 (a) Gates Industrial Corp plc 91
649 GATX Corp 101
6,120 GE Vernova, Inc 1,868
1,274 (a) Gencor Industries, Inc 15
1,335 (a) Generac Holdings, Inc 169
6,152 General Dynamics Corp 1,677
24,258 General Electric Co 4,855
584 (a) Gibraltar Industries, Inc 34
461 Global Industrial Co 10
922 (a) GMS, Inc 67
678 Gorman-Rupp Co 24
3,486 Graco, Inc 291
5,120 (a) GrafTech International Ltd 4
496 (a) Graham Corp 14
945 Granite Construction, Inc 71
2,253 (a) Great Lakes Dredge & Dock Corp 20
718 Greenbrier Cos, Inc 37
611 Griffon Corp 44
684 H&E Equipment Services, Inc 65
1,521 (a) Hayward Holdings, Inc 21
1,082 HEICO Corp 289
1,837 HEICO Corp (Class A) 388
922 Helios Technologies, Inc 30
602 Herc Holdings, Inc 81
2,098 Hexcel Corp 115

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,241 Hillenbrand, Inc $ 30
3,242 (a) Hillman Solutions Corp 29
14,732 Honeywell International, Inc 3,120
9,054 Howmet Aerospace, Inc 1,175
1,216 Hubbell, Inc 402
1,076 (a) Hudson Technologies, Inc 7
905 Huntington Ingalls Industries, Inc 185
3,375 (a),(b) Hyliion Holdings Corp 5
404 Hyster-Yale Materials Handling, Inc 17
1,817 IDEX Corp 329
298 (a) IES Holdings, Inc 49
6,647 Illinois Tool Works, Inc 1,649
9,067 Ingersoll Rand, Inc 726
716 Insteel Industries, Inc 19
1,687 ITT, Inc 218
1,876 (a) Janus International Group, Inc 14
452 (a) JELD-WEN Holding, Inc 3
1,078 John Bean Technologies Corp 132
14,619 Johnson Controls International plc 1,171
242 Kadant, Inc 82
672 Karat Packaging, Inc 18
147 Kennametal, Inc 3
3,783 (a) Kratos Defense & Security Solutions, Inc 112
4,388 L3Harris Technologies, Inc 918
542 (a) Lawson Products, Inc 15
728 (a) LB Foster Co (Class A) 14
690 Lennox International, Inc 387
1,340 Leonardo DRS, Inc 44
243 (a) Limbach Holdings, Inc 18
1,325 Lincoln Electric Holdings, Inc 251
220 Lindsay Corp 28
836 (a) Loar Holdings, Inc 59
4,763 Lockheed Martin Corp 2,128
1,218 LSI Industries, Inc 21
800 Luxfer Holdings plc 9
1,198 (a) Manitowoc Co, Inc 10
4,257 Masco Corp 296
1,409 (a) Mastec, Inc 164
747 (a) Masterbrand, Inc 10
1,366 (a) Matrix Service Co 17
887 (a) Mayville Engineering Co Inc 12
412 McGrath RentCorp 46
1,473 (a) Mercury Computer Systems, Inc 63
1,179 (a) Middleby Corp 179
446 Miller Industries, Inc 19
753 Moog, Inc (Class A) 131
2,142 (a) MRC Global, Inc 25
1,561 MSC Industrial Direct Co (Class A) 121
2,548 Mueller Industries, Inc 194
4,045 Mueller Water Products, Inc (Class A) 103
368 (a) MYR Group, Inc 42
583 (a),(b) NANO Nuclear Energy, Inc 15
206 National Presto Industries, Inc 18
2,507 (a) NEXTracker, Inc 106
1,425 Nordson Corp 287
3,073 Northrop Grumman Corp 1,573
371 (a) Northwest Pipe Co 15
1,422 (a) NuScale Power Corp 20
3,973 nVent Electric plc 208
117 Omega Flex, Inc 4
1,672 Oshkosh Corp 157
8,669 Otis Worldwide Corp 895

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,985 Owens Corning, Inc $ 284
11,177 PACCAR, Inc 1,088
766 Park Aerospace Corp 10
2,856 Parker-Hannifin Corp 1,736
598 Park-Ohio Holdings Corp 13
3,812 Pentair plc 333
15,032 (a),(b) Plug Power, Inc 20
112 Powell Industries, Inc 19
96 Preformed Line Products Co 13
1,452 Primoris Services Corp 83
784 (a) Proto Labs, Inc 27
905 Quanex Building Products Corp 17
3,142 Quanta Services, Inc 799
672 (a) RBC Bearings, Inc 216
1,690 Regal-Beloit Corp 192
2,818 (a) Resideo Technologies, Inc 50
432 REV Group, Inc 14
8,068 (a),(b) Rocket Lab USA, Inc 144
2,694 Rockwell Automation, Inc 696
29,952 RTX Corp 3,967
577 Rush Enterprises, Inc 33
1,317 Rush Enterprises, Inc (Class A) 70
3,523 Sensata Technologies Holding plc 86
4,388 (a) Shoals Technologies Group, Inc 15
1,169 Shyft Group, Inc 9
774 Simpson Manufacturing Co, Inc 122
1,100 (a) SiteOne Landscape Supply, Inc 134
1,232 Snap-On, Inc 415
2,445 (a) Spirit Aerosystems Holdings, Inc (Class A) 84
1,179 (a) SPX Technologies, Inc 152
1,974 (a) Standardaero, Inc 53
277 Standex International Corp 45
3,099 Stanley Black & Decker, Inc 238
634 (a) Sterling Construction Co, Inc 72
5,206 (a) Sunrun, Inc 31
535 Tecnoglass, Inc 38
647 Tennant Co 52
1,674 Terex Corp 63
4,193 Textron, Inc 303
853 (a) Thermon Group Holdings, Inc 24
1,628 Timken Co 117
1,266 (a) Titan International, Inc 11
491 (a) Titan Machinery, Inc 8
2,319 Toro Co 169
5,181 Trane Technologies plc 1,746
100 (a) Transcat, Inc 7
1,231 TransDigm Group, Inc 1,703
2,846 (a) Trex Co, Inc 165
1,947 Trinity Industries, Inc 55
1,451 (a) Triumph Group, Inc 37
1,399 (a) Tutor Perini Corp 32
1,356 UFP Industries, Inc 145
1,475 United Rentals, Inc 924
455 (a) V2X, Inc 22
412 Valmont Industries, Inc 118
8,415 Vertiv Holdings Co 608
649 (a) Vicor Corp 30
3,149 (a),(b) Virgin Galactic Holdings, Inc 10
954 W.W. Grainger, Inc 942
1,281 Wabash National Corp 14
697 Watsco, Inc 354
645 Watts Water Technologies, Inc (Class A) 132

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
872 WESCO International, Inc $ 135
3,810 Westinghouse Air Brake Technologies Corp 691
73 Willis Lease Finance Corp 12
4,244 WillScot Mobile Mini Holdings Corp 118
1,458 Woodward Inc 266
858 Worthington Enterprises, Inc 43
911 (a) Xometry, Inc 23
5,577 Xylem, Inc 666
3,822 Zurn Elkay Water Solutions Corp 126
TOTAL CAPITAL GOODS 78,941
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
1,382 ABM Industries, Inc 65
3,257 ACCO Brands Corp 14
2,888 (a) ACV Auctions, Inc 41
8,912 Alight, Inc 53
2,818 (a) Amentum Holdings, Inc 51
9,230 Automatic Data Processing, Inc 2,820
191 Barrett Business Services, Inc 8
2,928 Booz Allen Hamilton Holding Corp 306
511 (a) BrightView Holdings, Inc 7
1,108 Brink's Co 95
2,574 Broadridge Financial Solutions, Inc 624
486 (a) CACI International, Inc (Class A) 178
1,375 (a) Casella Waste Systems, Inc (Class A) 153
1,147 (a) CBIZ, Inc 87
756 (a) CECO Environmental Corp 17
3,791 (a) Ceridian HCM Holding, Inc 221
188 (a) Cimpress plc 8
7,721 Cintas Corp 1,587
6,385 (a) Clarivate plc 25
1,167 (a) Clean Harbors, Inc 230
805 Concentrix Corp 45
5,536 (a) Conduent, Inc 15
19,150 (a) Copart, Inc 1,084
3,089 (a) CoreCivic, Inc 63
51 CRA International, Inc 9
416 CSG Systems International, Inc 25
1,062 Deluxe Corp 17
1,159 (a) Driven Brands Holdings, Inc 20
6,346 Dun & Bradstreet Holdings, Inc 57
1,051 Ennis, Inc 21
2,895 Equifax, Inc 705
3,061 (a) ExlService Holdings, Inc 145
1,272 Exponent, Inc 103
1,243 (a) First Advantage Corp 18
381 (a) Forrester Research, Inc 4
419 (a) Franklin Covey Co 12
784 (a) FTI Consulting, Inc 129
3,395 Genpact Ltd 171
3,108 (a) GEO Group, Inc 91
2,590 (a) Harsco Corp 17
2,398 (a) Healthcare Services Group 24
711 Heidrick & Struggles International, Inc 30
1,885 Herman Miller, Inc 36
1,041 HireQuest, Inc 12
850 HNI Corp 38
307 (a) Huron Consulting Group, Inc 44
379 ICF International, Inc 32
661 (a) Innodata, Inc 24
975 Insperity, Inc 87
1,293 Interface, Inc 26
2,818 Jacobs Solutions, Inc 341

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
3,101 KBR, Inc $ 154
1,192 Kelly Services, Inc (Class A) 16
681 Kforce, Inc 33
1,237 Korn/Ferry International 84
2,559 (a) Legalzoom.com, Inc 22
3,081 Leidos Holdings, Inc 416
664 (a) Liquidity Services, Inc 21
1,099 Manpower, Inc 64
271 Matthews International Corp (Class A) 6
1,544 MAXIMUS, Inc 105
640 (a) Montrose Environmental Group, Inc 9
630 MSA Safety, Inc 92
563 NL Industries, Inc 4
1,164 (a) NV5 Global, Inc 22
1,699 (a) OPENLANE, Inc 33
1,095 (a) Parsons Corp 65
7,276 Paychex, Inc 1,123
1,142 Paycom Software, Inc 249
1,163 (a) Paycor HCM, Inc 26
927 (a) Paylocity Holding Corp 174
4,226 Pitney Bowes, Inc 38
3,913 (a) Planet Labs PBC 13
3,865 RB Global, Inc 388
4,574 Republic Services, Inc 1,108
1,107 Resources Connection, Inc 7
2,545 Robert Half International, Inc 139
5,892 Rollins, Inc 318
1,180 Science Applications International Corp 132
4,419 SS&C Technologies Holdings, Inc 369
3,128 Steelcase, Inc (Class A) 34
6,045 Tetra Tech, Inc 177
4,615 TransUnion 383
839 TriNet Group, Inc 66
720 (a) TrueBlue, Inc 4
541 TTEC Holdings, Inc 2
345 Unifirst Corp 60
3,454 (a) Upwork, Inc 45
5,278 Veralto Corp 514
3,168 Verisk Analytics, Inc 943
3,457 (a) Verra Mobility Corp 78
3,046 Vestis Corp 30
679 (a) Viad Corp 24
340 VSE Corp 41
9,014 Waste Management, Inc 2,087
279 (a) Willdan Group, Inc 11
1,104 (a) WNS Holdings Ltd 68
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 19,832
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.5%
966 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 6
1,255 (a) Abercrombie & Fitch Co (Class A) 96
1,605 Academy Sports & Outdoors, Inc 73
1,149 Advance Auto Parts, Inc 45
406 A-Mark Precious Metals, Inc 10
211,309 (a) Amazon.com, Inc 40,204
3,778 American Eagle Outfitters, Inc 44
154 (a) America's Car-Mart, Inc 7
1,221 (a) Arhaus, Inc 11
2,460 Arko Corp 10
416 (a) Asbury Automotive Group, Inc 92
576 (a) Autonation, Inc 93
373 (a) Autozone, Inc 1,422
4,924 Bath & Body Works, Inc 149

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
4,715 Best Buy Co, Inc $ 347
473 (a) Boot Barn Holdings, Inc 51
524 Buckle, Inc 20
326 Build-A-Bear Workshop, Inc 12
1,496 (a) Burlington Stores, Inc 357
1,001 Caleres, Inc 17
895 Camping World Holdings, Inc 14
3,787 (a) Carmax, Inc 295
2,379 (a) Carvana Co 497
717 (a) Citi Trends, Inc 16
26,224 (a) Coupang, Inc 575
1,606 (b) Designer Brands, Inc 6
1,452 (a) Destination XL Group, Inc 2
1,267 Dick's Sporting Goods, Inc 255
17 (b) Dillard's, Inc (Class A) 6
10,924 eBay, Inc 740
2,748 (a) Etsy, Inc 130
2,017 (a),(b) EVgo, Inc 5
955 (a) Five Below, Inc 72
2,514 (a) Floor & Decor Holdings, Inc 202
1,965 (a) Foot Locker, Inc 28
8,925 (a) GameStop Corp (Class A) 199
4,912 Gap, Inc 101
365 (a) Genesco, Inc 8
3,294 Genuine Parts Co 392
559 (a) GigaCloud Technology, Inc 8
311 Group 1 Automotive, Inc 119
1,619 (a),(b) GrowGeneration Corp 2
715 Haverty Furniture Cos, Inc 14
22,309 Home Depot, Inc 8,176
1,925 Kohl's Corp 16
487 (a) Lands' End, Inc 5
4,195 (a) Leslie's, Inc 3
597 Lithia Motors, Inc (Class A) 175
5,489 LKQ Corp 233
12,852 Lowe's Cos, Inc 2,997
5,015 Macy's, Inc 63
530 (a) MarineMax, Inc 11
759 Monro Muffler, Inc 11
415 Murphy USA, Inc 195
2,416 (a) National Vision Holdings, Inc 31
1,296 Nordstrom, Inc 32
1,066 (a) ODP Corp 15
1,485 (a) Ollie's Bargain Outlet Holdings, Inc 173
266 (a) OneWater Marine, Inc 4
1,303 (a) O'Reilly Automotive, Inc 1,867
1,209 (a) Overstock.com, Inc 7
389 Penske Auto Group, Inc 56
1,980 (a) Petco Health & Wellness Co, Inc 6
922 Pool Corp 294
2,295 (a),(b) RealReal, Inc 12
1,063 (a) Revolve Group, Inc 23
380 (a) RH 89
7,077 Ross Stores, Inc 904
2,402 (a) Sally Beauty Holdings, Inc 22
697 (a),(b) Savers Value Village, Inc 5
646 Shoe Carnival, Inc 14
881 Signet Jewelers Ltd 51
760 (a),(b) Sleep Number Corp 5
31 Sonic Automotive, Inc (Class A) 2
1,770 (a) Stitch Fix, Inc 6
1,616 (a) ThredUp, Inc 4

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
432 (a) Tilly's, Inc $ 1
25,546 TJX Cos, Inc 3,112
12,025 Tractor Supply Co 663
1,128 (a) Ulta Beauty, Inc 413
1,277 Upbound Group, Inc 31
1,483 (a) Urban Outfitters, Inc 78
2,450 (a) Valvoline, Inc 85
1,767 (a) Victoria's Secret & Co 33
2,402 (a) Warby Parker, Inc 44
2,236 (a) Wayfair, Inc 72
663 Weyco Group, Inc 20
2,841 Williams-Sonoma, Inc 449
94 Winmark Corp 30
686 (a) Zumiez, Inc 10
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 67,300
CONSUMER DURABLES & APPAREL - 0.9%
267 (b) Acushnet Holdings Corp 18
524 (a) Amer Sports, Inc 14
1,837 (a),(b) AMMO, Inc 3
1,140 (a) Beazer Homes USA, Inc 23
758 (a) BK LC Lux Finco 2 Sarl 35
1,299 Brunswick Corp 70
3,596 (a) Callaway Golf Co 24
2,222 (a) Capri Holdings Ltd 44
547 Carter's, Inc 22
237 (a) Cavco Industries, Inc 123
629 Century Communities, Inc 42
729 Clarus Corp 3
606 Columbia Sportswear Co 46
1,268 Cricut, Inc 7
1,275 (a) Crocs, Inc 135
3,510 (a) Deckers Outdoor Corp 392
6,553 DR Horton, Inc 833
643 (a),(b) Dream Finders Homes, Inc 14
958 Ethan Allen Interiors, Inc 27
3,412 (a) Figs, Inc 16
576 (a) Funko, Inc 4
3,481 (a) Garmin Ltd 756
124 (a) G-III Apparel Group Ltd 3
4,066 (a) GoPro, Inc 3
352 (a) Green Brick Partners, Inc 20
8,742 (a) Hanesbrands, Inc 50
3,286 Hasbro, Inc 202
712 (a) Helen of Troy Ltd 38
544 Hooker Furniture Corp 5
148 (a) Hovnanian Enterprises, Inc 15
608 Installed Building Products, Inc 104
883 (a) iRobot Corp 2
232 Johnson Outdoors, Inc 6
1,357 KB Home 79
1,320 Kontoor Brands, Inc 85
1,891 (a) Landsea Homes Corp 12
412 (a) Latham Group, Inc 3
935 La-Z-Boy, Inc 37
3,082 Leggett & Platt, Inc 24
4,706 Lennar Corp (Class A) 540
349 Lennar Corp (Class B) 38
241 (a) LGI Homes, Inc 16
336 (a),(b) Lovesac Co 6
2,578 (a) Lululemon Athletica, Inc 730
561 (a) M/I Homes, Inc 64
688 (a) Malibu Boats, Inc 21

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
441 Marine Products Corp $ 4
673 (a) MasterCraft Boat Holdings, Inc 12
7,453 (a) Mattel, Inc 145
1,786 Meritage Homes Corp 127
1,156 (a) Mohawk Industries, Inc 132
638 Movado Group, Inc 11
6,890 Newell Rubbermaid, Inc 43
27,187 Nike, Inc (Class B) 1,726
68 (a) NVR, Inc 493
274 Oxford Industries, Inc 16
8,335 (a) Peloton Interactive, Inc 53
1,013 Polaris Industries, Inc 41
4,145 Pulte Homes, Inc 426
1,386 (a) Purple Innovation, Inc 1
1,375 PVH Corp 89
924 Ralph Lauren Corp 204
110 Rocky Brands, Inc 2
1,588 (a) SharkNinja Global SPV Ltd 132
3,296 (a) Skechers U.S.A., Inc (Class A) 187
1,083 (a) Skyline Champion Corp 103
1,649 Smith & Wesson Brands, Inc 15
3,687 (a) Sonos, Inc 39
1,625 Steven Madden Ltd 43
311 Sturm Ruger & Co, Inc 12
5,336 Tapestry, Inc 376
1,810 (a) Taylor Morrison Home Corp 109
3,622 (b) Tempur Sealy International, Inc 217
2,490 Toll Brothers, Inc 263
665 (a) TopBuild Corp 203
1,572 (a) Tri Pointe Homes, Inc 50
5,744 (a) Under Armour, Inc (Class A) 36
5,391 (a) Under Armour, Inc (Class C) 32
2,696 (a) Vera Bradley, Inc 6
8,194 VF Corp 127
1,037 Whirlpool Corp 93
695 Wolverine World Wide, Inc 10
1,532 (a) YETI Holdings, Inc 51
TOTAL CONSUMER DURABLES & APPAREL 10,383
CONSUMER SERVICES - 2.3%
1,229 (a) Accel Entertainment, Inc 12
4,141 ADT, Inc 34
822 (a) Adtalem Global Education, Inc 83
9,594 (a) Airbnb, Inc 1,146
6,092 Aramark 210
39 (a) Biglari Holdings, Inc (B Shares) 8
817 (a) BJ's Restaurants, Inc 28
275 Bloomin' Brands, Inc 2
745 Booking Holdings, Inc 3,432
1,260 Boyd Gaming Corp 83
1,258 (a) Bright Horizons Family Solutions, Inc 160
1,062 (a) Brinker International, Inc 158
5,302 (a) Caesars Entertainment, Inc 133
23,974 (a) Carnival Corp 468
318 Carriage Services, Inc 12
1,811 (a) Cava Group, Inc 156
1,085 (b) Cheesecake Factory 53
3,631 (a) Chegg, Inc 2
30,879 (a) Chipotle Mexican Grill, Inc (Class A) 1,550
623 (b) Choice Hotels International, Inc 83
1,672 Churchill Downs, Inc 186
2,931 (a) Coursera, Inc 19
711 (b) Cracker Barrel Old Country Store, Inc 28

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
2,733 Darden Restaurants, Inc $ 568
419 (a) Dave & Buster's Entertainment, Inc 7
1,296 (a) Denny's Corp 5
1,465 (a) Despegar.com Corp 28
458 Dine Brands Global Inc. 11
783 Domino's Pizza, Inc 360
7,936 (a) DoorDash, Inc 1,450
10,269 (a) DraftKings, Inc 341
880 (a) Duolingo, Inc 273
2,197 (a) Dutch Bros, Inc 136
809 (a) El Pollo Loco Holdings, Inc 8
455 (a) European Wax Center, Inc 2
2,472 (a) Everi Holdings, Inc 34
2,846 Expedia Group, Inc 478
723 (a) First Watch Restaurant Group, Inc 12
1,502 (a) Frontdoor, Inc 58
870 (a),(b) Full House Resorts, Inc 4
2,989 (a) Global Business Travel Group I 22
412 Golden Entertainment, Inc 11
63 Graham Holdings Co 61
663 (a) Grand Canyon Education, Inc 115
2,812 H&R Block, Inc 154
1,757 (a) Hilton Grand Vacations, Inc 66
5,379 Hilton Worldwide Holdings, Inc 1,224
969 Hyatt Hotels Corp 119
494 (a) Inspired Entertainment, Inc 4
2,584 International Game Technology plc 42
410 Jack in the Box, Inc 11
930 (a) KinderCare Learning Cos, Inc 11
2,068 Krispy Kreme, Inc 10
155 (a) Kura Sushi USA, Inc 8
8,238 Las Vegas Sands Corp 318
1,301 (a) Laureate Education, Inc 27
989 (a) Life Time Group Holdings, Inc 30
2,166 (a) Light & Wonder, Inc 188
1,286 (a) Lincoln Educational Services Corp 20
608 (a) Lindblad Expeditions Holdings, Inc 6
5,170 Marriott International, Inc (Class A) 1,231
901 Marriott Vacations Worldwide Corp 58
16,218 McDonald's Corp 5,066
5,853 (a) MGM Resorts International 173
1,527 (a) Mister Car Wash, Inc 12
388 Monarch Casino & Resort, Inc 30
324 Nathan's Famous, Inc 31
9,905 (a) Norwegian Cruise Line Holdings Ltd 188
465 (a),(b) ONE Group Hospitality, Inc 1
1,416 OneSpaWorld Holdings Ltd 24
792 Papa John's International, Inc 33
3,518 (a) Penn National Gaming, Inc 57
600 Perdoceo Education Corp 15
2,081 (a) Planet Fitness, Inc 201
1,370 (a) PlayAGS, Inc 17
417 (a),(b) Portillo's, Inc 5
330 RCI Hospitality Holdings, Inc 14
925 Red Rock Resorts, Inc 40
5,374 Royal Caribbean Cruises Ltd 1,104
1,353 (a) Rush Street Interactive, Inc 14
10,188 (a) Sabre Corp 29
771 (a) SeaWorld Entertainment, Inc 35
3,342 Service Corp International 268
766 (a) Shake Shack, Inc 68
2,208 Six Flags Entertainment Corp 79

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
25,479 Starbucks Corp $ 2,499
673 Strategic Education, Inc 56
808 (a) Stride, Inc 102
3,619 Super Group SGHC Ltd 23
2,381 (a) Sweetgreen, Inc 60
829 (a) Target Hospitality Corp 5
1,600 Texas Roadhouse, Inc (Class A) 267
1,191 Travel & Leisure Co 55
1,856 (a) Udemy, Inc 14
941 (a) Universal Technical Institute, Inc 24
1,020 Vail Resorts, Inc 163
4,018 Wendy's Co 59
686 Wingstop, Inc 155
1,887 Wyndham Hotels & Resorts, Inc 171
2,451 Wynn Resorts Ltd 205
371 (a) Xponential Fitness, Inc 3
6,226 Yum! Brands, Inc 980
TOTAL CONSUMER SERVICES 27,902
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
9,504 Albertsons Cos, Inc 209
1,108 Andersons, Inc 48
3,057 (a) BJ's Wholesale Club Holdings, Inc 349
889 Casey's General Stores, Inc 386
776 (a) Chefs' Warehouse, Inc 42
9,967 Costco Wholesale Corp 9,427
4,732 Dollar General Corp 416
4,562 (a) Dollar Tree, Inc 343
2,474 (a) Grocery Outlet Holding Corp 35
1,600 (a) HF Foods Group, Inc 8
202 Ingles Markets, Inc (Class A) 13
14,777 Kroger Co 1,000
4,130 (a) Maplebear, Inc 165
345 Natural Grocers by Vitamin Cottage, Inc 14
3,668 (a) Performance Food Group Co 288
358 Pricesmart, Inc 31
957 SpartanNash Co 19
2,272 (a) Sprouts Farmers Market, Inc 347
10,719 Sysco Corp 804
10,649 Target Corp 1,111
141 (a) United Natural Foods, Inc 4
5,194 (a) US Foods Holding Corp 340
292 Village Super Market (Class A) 11
15,831 Walgreens Boots Alliance, Inc 177
97,702 Walmart, Inc 8,577
313 Weis Markets, Inc 24
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 24,188
ENERGY - 3.7%
1,272 (a) Amplify Energy Corp 5
6,664 Antero Midstream Corp 120
6,098 (a) Antero Resources Corp 247
7,983 APA Corp 168
3,123 Archrock, Inc 82
577 Ardmore Shipping Corp 6
452 Aris Water Solution, Inc 14
1,601 (b) Atlas Energy Solutions, Inc 29
22,604 Baker Hughes Co 993
1,669 Berry Corp 5
4,580 (b) Borr Drilling Ltd 10
510 (a) Bristow Group, Inc 16
16,517 Cabot Oil & Gas Corp 477
1,403 Cactus, Inc 64
2,028 California Resources Corp 89

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
230 (a) Centrus Energy Corp $ 14
4,600 ChampionX Corp 137
4,984 Cheniere Energy, Inc 1,153
5,065 Chesapeake Energy Corp 564
36,862 Chevron Corp 6,167
1,203 Chord Energy Corp 136
1,939 Civitas Resources, Inc 68
4,074 (a) Clean Energy Fuels Corp 6
3,718 (a) CNX Resources Corp 117
2,351 Comstock Resources, Inc 48
29,124 ConocoPhillips 3,059
61 Core Laboratories, Inc 1
1,192 Core Natural Resources, Inc 92
4,260 Crescent Energy Co 48
875 CVR Energy, Inc 17
1,510 Delek US Holdings, Inc 23
15,110 Devon Energy Corp 565
3,198 DHT Holdings, Inc 34
4,269 Diamondback Energy, Inc 683
1,119 Diversified Energy Co plc 15
535 (a) DMC Global, Inc 4
1,083 Dorian LPG Ltd 24
4,717 (a) Drilling Tools International Corp 11
2,182 DT Midstream, Inc 211
2,695 (a),(b) Empire Petroleum Corp 17
3,799 (a),(b) Encore Energy Corp 5
4,018 (a),(b) Energy Fuels, Inc 15
12,493 EOG Resources, Inc 1,602
12,760 EQT Corp 682
3,165 Evolution Petroleum Corp 16
428 Excelerate Energy, Inc 12
1,917 (a) Expro Group Holdings NV 19
99,149 Exxon Mobil Corp 11,792
691 FLEX LNG Ltd 16
981 (a) Forum Energy Technologies, Inc 20
954 FutureFuel Corp 4
1,739 Golar LNG Ltd 66
2,448 Granite Ridge Resources, Inc 15
1,490 (a) Green Plains, Inc 7
278 (a) Gulfport Energy Operating Corp 51
19,389 Halliburton Co 492
1,956 (a) Helix Energy Solutions Group, Inc 16
2,301 Helmerich & Payne, Inc 60
6,128 Hess Corp 979
3,473 HF Sinclair Corp 114
1,195 (a) Innovex International, Inc 21
404 International Seaways, Inc 13
44,960 Kinder Morgan, Inc 1,283
394 Kinetik Holdings, Inc 20
472 Kodiak Gas Services, Inc 18
4,919 (a) Kosmos Energy Ltd 11
3,840 Liberty Energy, Inc 61
4,177 Magnolia Oil & Gas Corp 106
7,382 Marathon Petroleum Corp 1,075
2,911 Matador Resources Co 149
2,664 Murphy Oil Corp 76
238 (a) Nabors Industries Ltd 10
726 Nacco Industries, Inc (Class A) 24
1,311 (b) New Fortress Energy, Inc 11
3,366 (a) Newpark Resources, Inc 20
2,786 (a) NextDecade Corp 22
3,704 Noble Corp plc 88

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
4,171 Nordic American Tankers Ltd $ 10
846 Northern Oil and Gas, Inc 26
6,436 NOV, Inc 98
16,204 Occidental Petroleum Corp 800
2,352 (a) Oceaneering International, Inc 51
2,073 (a) Oil States International, Inc 11
14,078 ONEOK, Inc 1,397
6,170 Ovintiv, Inc 264
1,291 (a) Par Pacific Holdings, Inc 18
7,160 Patterson-UTI Energy, Inc 59
2,663 PBF Energy, Inc 51
1,909 Peabody Energy Corp 26
15,047 Permian Resources Corp 208
9,520 Phillips 66 1,176
17 (a) PrimeEnergy Corp 4
2,609 (a) ProPetro Holding Corp 19
5,850 Range Resources Corp 234
702 (a) Rex American Resources Corp 26
257 Riley Exploration Permian, Inc 7
2,001 (a) Ring Energy, Inc 2
2,256 RPC, Inc 12
1,202 (a) Sable Offshore Corp 30
792 SandRidge Energy, Inc 9
33,303 Schlumberger Ltd 1,392
993 Scorpio Tankers, Inc 37
2,348 (a) SEACOR Marine Holdings, Inc 12
1,338 (a) Seadrill Ltd 33
1,587 Select Water Solutions, Inc 17
2,365 SFL Corp Ltd 19
915 Sitio Royalties Corp 18
2,674 SM Energy Co 80
886 Solaris Oilfield Infrastructure, Inc 19
1,668 (a) Talos Energy, Inc 16
4,925 Targa Resources Corp 987
8,895 TechnipFMC plc 282
2,111 Teekay Corp Ltd 14
560 Teekay Tankers Ltd 21
3,440 (a) Tetra Technologies, Inc 12
412 Texas Pacific Land Corp 546
1,174 (a) Tidewater, Inc 50
8,317 (a) Transocean Ltd 26
7,605 (a) Uranium Energy Corp 36
16,622 (a) Ur-Energy, Inc 11
1,428 Vaalco Energy, Inc 5
2,158 (a),(b) Valaris Ltd 85
7,468 Valero Energy Corp 986
2,185 Viper Energy Partners LP 99
458 (a) Vital Energy, Inc 10
758 (b) Vitesse Energy, Inc 19
3,587 (b) W&T Offshore, Inc 6
1,619 Weatherford International plc 87
28,240 Williams Cos, Inc 1,688
94 World Fuel Services Corp 3
TOTAL ENERGY 45,684
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
3,091 Acadia Realty Trust 65
2,147 Agree Realty Corp 166
1,433 Alexander & Baldwin, Inc 25
113 Alexander's, Inc 24
4,161 Alexandria Real Estate Equities, Inc 385
1,558 Alpine Income Property Trust, Inc 26
241 American Assets Trust, Inc 5

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
3,618 American Healthcare REIT, Inc $ 110
7,842 American Homes 4 Rent 296
10,500 American Tower Corp 2,285
6,225 Americold Realty Trust, Inc 134
2,424 Apartment Investment and Management Co 21
4,526 Apple Hospitality REIT, Inc 58
1,658 Armada Hoffler Properties, Inc 12
3,250 AvalonBay Communities, Inc 697
3,769 Boston Properties, Inc 253
1,555 Braemar Hotels & Resorts, Inc 4
3,704 Brandywine Realty Trust 16
7,618 Brixmor Property Group, Inc 202
4,364 Broadstone Net Lease, Inc 74
552 BRT Apartments Corp 9
2,484 Camden Property Trust 304
3,211 CareTrust REIT, Inc 92
1,043 CBL & Associates Properties, Inc 28
460 Centerspace 30
1,449 Chatham Lodging Trust 10
1,087 City Office REIT, Inc 6
544 Clipper Realty, Inc 2
753 Community Healthcare Trust, Inc 14
3,008 Corporate Office Properties Trust 82
4,434 Cousins Properties, Inc 131
9,887 Crown Castle, Inc 1,031
588 CTO Realty Growth, Inc 11
5,793 CubeSmart 247
3,024 Curbline Properties Corp 73
3,732 DiamondRock Hospitality Co 29
7,695 Digital Realty Trust, Inc 1,103
7,300 Diversified Healthcare Trust 17
4,303 Douglas Emmett, Inc 69
1,724 Easterly Government Properties, Inc 18
1,084 EastGroup Properties, Inc 191
3,522 Empire State Realty Trust, Inc 28
1,203 EPR Properties 63
2,189 Equinix, Inc 1,785
4,198 Equity Lifestyle Properties, Inc 280
8,454 Equity Residential 605
4,151 Essential Properties Realty Trust, Inc 135
1,431 Essex Property Trust, Inc 439
4,761 Extra Space Storage, Inc 707
967 Farmland Partners, Inc 11
1,812 Federal Realty Investment Trust 177
3,144 First Industrial Realty Trust, Inc 170
1,561 Four Corners Property Trust, Inc 45
985 FrontView REIT, Inc 13
5,692 Gaming and Leisure Properties, Inc 290
1,064 Getty Realty Corp 33
881 Gladstone Commercial Corp 13
815 Gladstone Land Corp 9
1,479 Global Medical REIT, Inc 13
2,111 Global Net Lease, Inc 17
8,075 Healthcare Realty Trust, Inc 136
16,075 Healthpeak Properties, Inc 325
1,224 Highwoods Properties, Inc 36
16,728 Host Hotels & Resorts Inc 238
3,600 Hudson Pacific Properties, Inc 11
5,802 Independence Realty Trust, Inc 123
533 Innovative Industrial Properties, Inc 29
1,587 InvenTrust Properties Corp 47
14,307 Invitation Homes, Inc 499

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
7,001 Iron Mountain, Inc $ 602
577 JBG SMITH Properties 9
2,453 Kilroy Realty Corp 80
15,811 Kimco Realty Corp 336
4,843 Kite Realty Group Trust 108
1,944 Lamar Advertising Co 221
9,294 Lexington Realty Trust 80
1,521 Lineage, Inc 89
838 LTC Properties, Inc 30
6,081 Macerich Co 104
1,163 Mack-Cali Realty Corp 20
9,859 Medical Properties Trust, Inc 59
2,787 Mid-America Apartment Communities, Inc 467
2,736 (a) Millrose Properties, Inc 73
986 National Health Investors, Inc 73
4,203 National Retail Properties, Inc 179
927 National Storage Affiliates Trust 37
336 (a) NET Lease Office Properties 11
1,788 NETSTREIT Corp 28
662 NexPoint Residential Trust, Inc 26
5,263 Omega Healthcare Investors, Inc 200
574 One Liberty Properties, Inc 15
1,597 Orion Office REIT, Inc 3
2,956 Outfront Media, Inc 48
4,579 Paramount Group, Inc 20
2,943 Park Hotels & Resorts, Inc 31
738 (b) Peakstone Realty Trust 9
1,145 Pebblebrook Hotel Trust 12
2,989 Phillips Edison & Co, Inc 109
3,343 Piedmont Office Realty Trust, Inc 25
628 Plymouth Industrial REIT, Inc 10
1,168 Postal Realty Trust, Inc 17
1,831 PotlatchDeltic Corp 83
20,773 Prologis, Inc 2,322
3,658 Public Storage, Inc 1,095
3,699 Rayonier, Inc 103
19,317 Realty Income Corp 1,121
4,213 Regency Centers Corp 311
5,133 Rexford Industrial Realty, Inc 201
2,146 RLJ Lodging Trust 17
1,525 Ryman Hospitality Properties, Inc 139
4,837 Sabra Health Care REIT, Inc 84
830 Safehold, Inc 16
392 Saul Centers, Inc 14
2,579 SBA Communications Corp 567
742 Service Properties Trust 2
7,470 Simon Property Group, Inc 1,241
1,512 SITE Centers Corp 19
1,278 SL Green Realty Corp 74
3,739 STAG Industrial, Inc 135
3,928 Summit Hotel Properties, Inc 21
2,965 Sun Communities, Inc 381
4,521 Sunstone Hotel Investors, Inc 43
1,757 Tanger Factory Outlet Centers, Inc 59
2,271 Terreno Realty Corp 144
7,879 UDR, Inc 356
994 UMH Properties, Inc 19
3,786 Uniti Group, Inc 19
294 Universal Health Realty Income Trust 12
2,004 Urban Edge Properties 38
9,861 Ventas, Inc 678
23,421 (c) VICI Properties, Inc 764

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
3,875 Vornado Realty Trust $ 143
794 Washington REIT 14
13,788 (c) Welltower, Inc 2,112
16,339 Weyerhaeuser Co 478
1,293 Whitestone REIT 19
5,004 WP Carey, Inc 316
994 Xenia Hotels & Resorts, Inc 12
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 30,935
FINANCIAL SERVICES - 8.8%
545 Affiliated Managers Group, Inc 92
5,810 (a) Affirm Holdings, Inc 263
17,363 (b) AGNC Investment Corp 166
315 Alerus Financial Corp 6
6,587 Ally Financial, Inc 240
12,487 American Express Co 3,360
2,105 Ameriprise Financial, Inc 1,019
11,137 Annaly Capital Management, Inc 226
3,041 Apollo Commercial Real Estate Finance, Inc 29
11,856 Apollo Global Management, Inc 1,624
3,729 (b) Arbor Realty Trust, Inc 44
1,014 (b) Ares Commercial Real Estate Corp 5
4,280 Ares Management Corp 628
412 ARMOUR Residential REIT, Inc 7
1,740 Artisan Partners Asset Management, Inc 68
3,908 (a) AvidXchange Holdings, Inc 33
13 Banco Latinoamericano de Exportaciones S.A. (Class E) 1
16,123 Bank of New York Mellon Corp 1,352
41,177 (a) Berkshire Hathaway, Inc 21,930
8,951 BGC Group, Inc 82
3,295 BlackRock, Inc 3,119
2,472 Blackstone Mortgage Trust, Inc 49
16,243 Blackstone, Inc 2,270
12,487 (a) Block, Inc 678
11,576 Blue Owl Capital, Inc 232
1,184 Bread Financial Holdings, Inc 59
111 Brightsphere Investment Group, Inc 3
3,033 BrightSpire Capital, Inc 17
4,774 Burford Capital Ltd 63
2,523 Cannae Holdings, Inc 46
1,535 (a) Cantaloupe, Inc 12
8,544 Capital One Financial Corp 1,532
5,682 Carlyle Group, Inc 248
576 Cass Information Systems, Inc 25
2,253 Cboe Global Markets, Inc 510
37,220 Charles Schwab Corp 2,914
1,481 Chicago Atlantic Real Estate Finance, Inc 22
1,947 Chimera Investment Corp 25
2,359 Claros Mortgage Trust, Inc 9
8,087 CME Group, Inc 2,145
853 Cohen & Steers, Inc 68
4,596 (a) Coinbase Global, Inc 792
1,463 Compass Diversified Trust 27
7,329 Corebridge Financial, Inc 231
1,491 (a) Corpay, Inc 520
129 (a) Credit Acceptance Corp 67
172 (a) Dave, Inc 14
118 Diamond Hill Investment Group, Inc 17
3,807 DigitalBridge Group, Inc 34
5,655 Discover Financial Services 965
445 (a) Donnelley Financial Solutions, Inc 19
620 Dynex Capital, Inc 8
1,030 Ellington Financial, Inc 14

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
215 Enact Holdings, Inc $ 7
553 (a) Encore Capital Group, Inc 19
613 (a) Enova International, Inc 59
7,778 Equitable Holdings, Inc 405
2,494 Essent Group Ltd 144
1,004 (a) Euronet Worldwide, Inc 107
904 Evercore Partners, Inc (Class A) 181
1,923 EVERTEC, Inc 71
830 Factset Research Systems, Inc 377
120 Federal Agricultural Mortgage Corp 23
12,537 Fidelity National Information Services, Inc 936
848 FirstCash Holdings, Inc 102
12,622 (a) Fiserv, Inc 2,787
2,549 (a) Flywire Corp 24
481 (a),(b) Forge Global Holdings, Inc 0^
621 Franklin BSP Realty Trust, Inc 8
6,849 Franklin Resources, Inc 132
559 (b) GCM Grosvenor, Inc 7
6,015 Global Payments, Inc 589
6,798 Goldman Sachs Group, Inc 3,714
1,667 Granite Point Mortgage Trust, Inc 4
1,775 (a) Green Dot Corp 15
904 Hamilton Lane, Inc 134
2,171 Hannon Armstrong Sustainable Infrastructure Capital, Inc 64
1,184 Houlihan Lokey, Inc 191
2,433 Interactive Brokers Group, Inc (Class A) 403
12,674 Intercontinental Exchange, Inc 2,186
677 (a) International Money Express, Inc 9
5,630 Invesco Ltd 85
645 Invesco Mortgage Capital, Inc 5
1,648 Jack Henry & Associates, Inc 301
1,661 Jackson Financial, Inc 139
3,234 Janus Henderson Group plc 117
4,323 Jefferies Financial Group, Inc 232
15,312 KKR & Co, Inc 1,770
933 KKR Real Estate Finance Trust, Inc 10
2,645 Ladder Capital Corp 30
2,463 Lazard, Inc 107
2,865 (a) LendingClub Corp 30
334 (a) LendingTree, Inc 17
1,677 LPL Financial Holdings, Inc 549
837 MarketAxess Holdings, Inc 181
11,987 (a) Marqeta, Inc 49
18,337 Mastercard, Inc (Class A) 10,051
77 Merchants Bancorp 3
2,348 MFA Financial, Inc 24
5,519 MGIC Investment Corp 137
1,603 Moelis & Co 94
202 (a) Moneylion, Inc 18
3,558 Moody's Corp 1,657
25,931 Morgan Stanley 3,025
584 Morningstar, Inc 175
1,395 (a) Mr Cooper Group, Inc 167
1,766 MSCI, Inc (Class A) 999
9,284 Nasdaq Stock Market, Inc 704
609 Navient Corp 8
1,078 (a) NCR Corp ATM 28
249 Nelnet, Inc (Class A) 28
619 (a) NerdWallet, Inc 6
2,274 New York Mortgage Trust, Inc 15
1,313 (a) NMI Holdings, Inc 47
4,361 Northern Trust Corp 430

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
436 (a) Ocwen Financial Corp $ 14
1,998 OneMain Holdings, Inc 98
3,011 (a) Open Lending Corp 8
651 (b) Orchid Island Capital, Inc 5
1,141 P10, Inc 13
5,269 (a) Pagseguro Digital Ltd 40
1,422 Patria Investments Ltd 16
5,249 (a) Payoneer Global, Inc 38
22,577 (a) PayPal Holdings, Inc 1,473
1,007 (a) Paysafe Ltd 16
750 PennyMac Financial Services, Inc 75
2,070 PennyMac Mortgage Investment Trust 30
745 Perella Weinberg Partners 14
419 Piper Jaffray Cos 104
727 PJT Partners, Inc 100
684 (a) PRA Group, Inc 14
750 PROG Holdings, Inc 20
3,105 Radian Group, Inc 103
4,550 Raymond James Financial, Inc 632
3,562 (b) Ready Capital Corp 18
2,761 Redwood Trust, Inc 17
383 Regional Management Corp 12
3,564 (a) Remitly Global, Inc 74
2,014 (a) Repay Holdings Corp 11
11,716 Rithm Capital Corp 134
14,847 (a) Robinhood Markets, Inc 618
3,914 Rocket Cos, Inc 47
7,021 S&P Global, Inc 3,567
2,167 SEI Investments Co 168
1,262 (a) Shift4 Payments, Inc 103
1,508 Silvercrest Asset Management Group, Inc 25
4,674 SLM Corp 137
22,427 (a) SoFi Technologies, Inc 261
5,839 Starwood Property Trust, Inc 115
6,726 State Street Corp 602
1,257 StepStone Group, Inc 66
2,468 Stifel Financial Corp 233
6,153 (a) StoneCo Ltd 65
1,351 (a) StoneX Group, Inc 103
87 (a) SWK Holdings Corp 2
9,111 Synchrony Financial 482
5,251 T Rowe Price Group, Inc 482
10,647 (a) Toast, Inc 353
1,884 TPG RE Finance Trust, Inc 15
1,717 TPG, Inc 81
2,601 Tradeweb Markets, Inc 386
2,103 Two Harbors Investment Corp 28
1,304 (a) Upstart Holdings, Inc 60
2,181 UWM Holdings Corp 12
705 (a) Velocity Financial, Inc 13
711 Victory Capital Holdings, Inc 41
1,980 Virtu Financial, Inc 76
76 Virtus Investment Partners, Inc 13
38,804 Visa, Inc (Class A) 13,599
2,158 Voya Financial, Inc 146
771 Walker & Dunlop, Inc 66
1,032 Waterstone Financial, Inc 14
5,981 Western Union Co 63
953 (a) WEX, Inc 150
4,611 WisdomTree, Inc 41
160 (a) World Acceptance Corp 20

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
9,792 XP, Inc $ 135
TOTAL FINANCIAL SERVICES 107,332
FOOD, BEVERAGE & TOBACCO - 2.5%
873 Alico, Inc 26
38,245 Altria Group, Inc 2,295
11,127 Archer-Daniels-Midland Co 534
1,674 B&G Foods, Inc (Class A) 12
1,699 (a),(b) Beyond Meat, Inc 5
206 (a) Boston Beer Co, Inc (Class A) 49
208 Brown-Forman Corp (Class A) 7
4,162 Brown-Forman Corp (Class B) 141
2,904 Bunge Global S.A. 222
583 Calavo Growers, Inc 14
700 Cal-Maine Foods, Inc 64
4,854 Campbell Soup Co 194
4,227 (a) Celsius Holdings, Inc 151
87,369 Coca-Cola Co 6,257
126 Coca-Cola Consolidated Inc 170
10,279 ConAgra Brands, Inc 274
3,589 Constellation Brands, Inc (Class A) 659
4,066 (a) Darling International, Inc 127
1,898 Dole plc 27
1,530 Flowers Foods, Inc 29
1,252 (a),(b) Forafric Global plc 11
95 Fresh Del Monte Produce, Inc 3
1,117 (a) Freshpet, Inc 93
12,685 General Mills, Inc 758
2,641 (a) Hain Celestial Group, Inc 11
3,329 Hershey Co 569
5,709 Hormel Foods Corp 177
1,536 Ingredion, Inc 208
308 J&J Snack Foods Corp 41
2,234 J.M. Smucker Co 265
368 John B Sanfilippo & Son, Inc 26
5,820 Kellogg Co 480
26,017 Keurig Dr Pepper, Inc 890
16,764 Kraft Heinz Co 510
2,865 Lamb Weston Holdings, Inc 153
383 Lancaster Colony Corp 67
6,128 McCormick & Co, Inc 504
476 MGP Ingredients, Inc 14
684 (a) Mission Produce, Inc 7
4,022 Molson Coors Brewing Co (Class B) 245
30,692 Mondelez International, Inc 2,082
16,145 (a) Monster Beverage Corp 945
607 National Beverage Corp 25
30,955 PepsiCo, Inc 4,641
35,133 Philip Morris International, Inc 5,577
986 (a) Pilgrim's Pride Corp 54
1,187 (a) Post Holdings, Inc 138
4,644 Primo Brands Corp 165
5 Seaboard Corp 14
226 (a) Seneca Foods Corp 20
2,221 (a) Simply Good Foods Co 77
2,448 (a) SunOpta, Inc 12
501 (a) TreeHouse Foods, Inc 14
310 Turning Point Brands, Inc 18
5,600 Tyson Foods, Inc (Class A) 357
612 Universal Corp 34
1,426 Utz Brands, Inc 20
630 (a) Vita Coco Co, Inc 19
689 (a) Vital Farms, Inc 21

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
1,716 (b) WK Kellogg Co $ 34
TOTAL FOOD, BEVERAGE & TOBACCO 30,556
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
38,907 Abbott Laboratories 5,161
2,188 (a) Acadia Healthcare Co, Inc 66
1,487 (a) Accolade, Inc 10
2,296 (a) AdaptHealth Corp 25
409 (a) Addus HomeCare Corp 40
7,389 (a) agilon health, Inc 32
1,640 (a) Align Technology, Inc 261
2,083 (a) Alignment Healthcare, Inc 39
2,458 (a) Alphatec Holdings, Inc 25
442 (a) Amedisys, Inc 41
3,818 AmerisourceBergen Corp 1,062
986 (a) AMN Healthcare Services, Inc 24
1,310 (a) Angiodynamics, Inc 12
1,046 (a) Apollo Medical Holdings, Inc 32
1,229 (a) AtriCure, Inc 40
1,650 (a) Avanos Medical, Inc 24
1,345 (a) Aveanna Healthcare Holdings, Inc 7
1,009 (a) Axogen, Inc 19
11,658 Baxter International, Inc 399
6,468 Becton Dickinson & Co 1,482
33,004 (a) Boston Scientific Corp 3,329
1,283 (a) BrightSpring Health Services, Inc 23
6,211 (a) Brookdale Senior Living, Inc 39
5,302 Cardinal Health, Inc 730
627 (a) Castle Biosciences, Inc 13
11,157 (a) Centene Corp 677
521 (a) Ceribell, Inc 10
3,092 (a) Certara, Inc 31
4,212 (a) Cerus Corp 6
312 Chemed Corp 192
6,097 Cigna Group 2,006
1,587 Concentra Group Holdings Parent, Inc 34
671 Conmed Corp 41
4,527 (a) Cooper Cos, Inc 382
567 (a) Corvel Corp 63
1,273 (a) Cross Country Healthcare, Inc 19
1,250 (a) CryoLife, Inc 31
28,475 CVS Health Corp 1,929
1,145 (a) DaVita, Inc 175
792 (a) Definitive Healthcare Corp 2
2,808 Dentsply Sirona, Inc 42
8,859 (a) DexCom, Inc 605
2,001 (a) DocGo, Inc 5
2,649 (a) Doximity, Inc 154
13,382 (a) Edwards Lifesciences Corp 970
5,297 Elevance Health, Inc 2,304
286 Embecta Corp 4
2,371 Encompass Health Corp 240
1,534 (a) Enhabit, Inc 13
1,154 (a) Enovis Corp 44
1,277 Ensign Group, Inc 165
3,894 (a) Envista Holdings Corp 67
2,165 (a) Evolent Health, Inc 21
604 (a),(b) Fulgent Genetics, Inc 10
10,023 GE HealthCare Technologies, Inc 809
290 (a) GeneDx Holdings Corp 26
1,276 (a) Glaukos Corp 126
2,572 (a) Globus Medical, Inc 188
2,679 (a) Guardant Health, Inc 114

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
967 (a) Haemonetics Corp $ 61
4,259 HCA, Inc 1,472
1,262 (a) Health Catalyst, Inc 6
1,908 (a) HealthEquity, Inc 169
1,071 HealthStream, Inc 34
3,070 (a) Henry Schein, Inc 210
4,521 (a) Hims & Hers Health, Inc 134
4,962 (a) Hologic, Inc 307
2,729 Humana, Inc 722
588 (a) ICU Medical, Inc 82
1,866 (a) IDEXX Laboratories, Inc 784
1,801 (a) InfuSystem Holdings, Inc 10
2,055 (a) Inmode Ltd 36
316 (a) Innovage Holding Corp 1
672 (a) Inogen, Inc 5
734 (a) Inspire Medical Systems, Inc 117
1,531 (a) Insulet Corp 402
638 (a) Integer Holdings Corp 75
241 (a) Integra LifeSciences Holdings Corp 5
7,931 (a) Intuitive Surgical, Inc 3,928
402 iRadimed Corp 21
818 (a) iRhythm Technologies, Inc 86
390 (a) Joint Corp 5
1,982 Labcorp Holdings, Inc 461
1,538 (a) Lantheus Holdings, Inc 150
562 LeMaitre Vascular, Inc 47
1,759 (a) LifeStance Health Group, Inc 12
874 (a) LivaNova plc 34
951 (a) Masimo Corp 158
2,813 McKesson Corp 1,893
29,184 Medtronic plc 2,622
1,360 (a) Merit Medical Systems, Inc 144
426 (a),(b) ModivCare, Inc 1
1,325 (a) Molina Healthcare, Inc 436
1,138 (a),(b) Nano-X Imaging Ltd 6
212 National Healthcare Corp 20
357 National Research Corp 5
5,732 (a) Neogen Corp 50
3,250 (a) NeoGenomics, Inc 31
1,074 (a) Nevro Corp 6
2,637 (a) Novocure Ltd 47
1,291 (a) Omnicell, Inc 45
13,300 (a),(b) Opko Health, Inc 22
578 (a) OptimizeRx Corp 5
3,932 (a) Option Care Health, Inc 137
2,181 (a) OraSure Technologies, Inc 7
945 (a) Orthofix Medical, Inc 15
357 (a) OrthoPediatrics Corp 9
2,217 (a) Owens & Minor, Inc 20
593 (a) PACS Group, Inc 7
1,177 (a) Paragon 28, Inc 15
1,971 Patterson Cos, Inc 62
1,877 (a) Pediatrix Medical Group, Inc 27
942 (a) Pennant Group, Inc 24
903 (a) Penumbra, Inc 241
4,382 (a) Performant Financial Corp 13
1,246 (a) Phreesia, Inc 32
411 Premier, Inc 8
2,886 (a) Privia Health Group, Inc 65
670 (a) PROCEPT BioRobotics Corp 39
1,851 (a) Progyny, Inc 41
711 (a) Pulmonx Corp 5

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
324 (a),(b) Pulse Biosciences, Inc $ 5
2,248 Quest Diagnostics, Inc 380
1,394 (a) QuidelOrtho Corp 49
1,510 (a) RadNet, Inc 75
3,423 Resmed, Inc 766
558 (a) RxSight, Inc 14
448 (a),(b) Sanara Medtech, Inc 14
1,342 (a) Schrodinger, Inc 27
1,967 Select Medical Holdings Corp 33
815 (a) SI-BONE, Inc 11
414 Simulations Plus, Inc 10
2,785 (a) Solventum Corp 212
1,339 (a) STAAR Surgical Co 24
2,266 STERIS plc 514
8,077 Stryker Corp 3,007
1,791 (a) Surgery Partners, Inc 43
516 (a) SurModics, Inc 16
468 (a) Tactile Systems Technology, Inc 6
1,480 (a) Tandem Diabetes Care, Inc 28
4,752 (a) Teladoc Health, Inc 38
1,106 Teleflex, Inc 153
2,281 (a) Tenet Healthcare Corp 307
839 (a) TransMedics Group, Inc 56
803 (a) Treace Medical Concepts, Inc 7
105 (a) UFP Technologies, Inc 21
20,725 UnitedHealth Group, Inc 10,855
1,267 Universal Health Services, Inc (Class B) 238
468 US Physical Therapy, Inc 34
149 Utah Medical Products, Inc 8
1,492 (a) Varex Imaging Corp 17
3,417 (a) Veeva Systems, Inc 791
1,211 (a) Waystar Holding Corp 45
4,620 Zimmer Biomet Holdings, Inc 523
56 (a) Zimvie, Inc 1
1,048 (a),(b) Zynex, Inc 2
TOTAL HEALTH CARE EQUIPMENT & SERVICES 58,404
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
3,194 (a) BellRing Brands, Inc 238
400 (a),(b) Central Garden & Pet Co 15
522 (a) Central Garden and Pet Co (Class A) 17
5,244 Church & Dwight Co, Inc 577
2,906 Clorox Co 428
18,424 Colgate-Palmolive Co 1,726
9,161 (a) Coty, Inc 50
1,333 (a) elf Beauty, Inc 84
952 Energizer Holdings, Inc 28
5,675 Estee Lauder Cos (Class A) 375
622 (a) Herbalife Ltd 5
2,283 (a) Honest Co, Inc 11
345 Inter Parfums, Inc 39
43,083 Kenvue, Inc 1,033
7,472 Kimberly-Clark Corp 1,063
366 (a) Medifast, Inc 5
537 (a) Nature's Sunshine Products, Inc 7
142 Nu Skin Enterprises, Inc (Class A) 1
3,350 (a),(b) Olaplex Holdings, Inc 4
53,080 Procter & Gamble Co 9,046
1,260 Reynolds Consumer Products, Inc 30
637 Spectrum Brands Holdings, Inc 46
426 (a) USANA Health Sciences, Inc 11

SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
292 WD-40 Co $ 71
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 14,910
INSURANCE - 2.5%
12,535 Aflac, Inc 1,394
6,082 Allstate Corp 1,259
1,747 (a) AMBAC Financial Group, Inc 15
1,356 American Financial Group, Inc 178
13,222 American International Group, Inc 1,150
62 Amerisafe, Inc 3
4,338 Aon plc 1,731
8,391 Arch Capital Group Ltd 807
1,319 Assurant, Inc 277
1,075 Assured Guaranty Ltd 95
1,520 Axis Capital Holdings Ltd 152
628 (a) Bowhead Specialty Holdings, Inc 26
1,131 (a) Brighthouse Financial, Inc 66
5,625 Brown & Brown, Inc 700
1,510 (a) BRP Group, Inc 68
9,079 Chubb Ltd 2,742
3,675 Cincinnati Financial Corp 543
125 CNA Financial Corp 6
2,368 CNO Financial Group, Inc 99
406 Donegal Group, Inc (Class A) 8
198 Employers Holdings, Inc 10
180 (a) Enstar Group Ltd 60
950 Everest Re Group Ltd 345
496 F&G Annuities & Life, Inc 18
1,154 Fidelis Insurance Holdings Ltd 19
6,359 Fidelity National Financial, Inc 414
2,403 First American Financial Corp 158
5,522 Gallagher (Arthur J.) & Co 1,906
9,101 (a) Genworth Financial, Inc (Class A) 65
2,154 Globe Life, Inc 284
1,239 (a) GoHealth, Inc 15
512 Goosehead Insurance, Inc 60
621 (a) Greenlight Capital Re Ltd (Class A) 8
875 (a) Hamilton Insurance Group Ltd 18
684 Hanover Insurance Group, Inc 119
6,564 Hartford Financial Services Group, Inc 812
290 HCI Group, Inc 43
348 (a) Hippo Holdings, Inc 9
624 Horace Mann Educators Corp 27
62 Investors Title Co 15
865 James River Group Holdings Ltd 4
1,003 Kemper Corp 67
2,026 (a),(b) Kingsway Financial Services, Inc 16
459 Kinsale Capital Group, Inc 223
1,146 (a) Lemonade, Inc 36
2,831 Lincoln National Corp 102
3,989 Loews Corp 367
288 (a) Markel Corp 538
11,030 Marsh & McLennan Cos, Inc 2,692
2,049 (a),(b) MBIA, Inc 10
754 Mercury General Corp 42
12,743 Metlife, Inc 1,023
394 (a) NI Holdings, Inc 6
5,302 Old Republic International Corp 208
3,765 (a) Oscar Health, Inc 49
682 (a) Palomar Holdings, Inc 94
838 Primerica, Inc 238
5,600 Principal Financial Group 472
1,956 (a) ProAssurance Corp 46

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
13,127 Progressive Corp $ 3,715
7,963 Prudential Financial, Inc 889
1,571 Reinsurance Group of America, Inc (Class A) 309
1,114 RenaissanceRe Holdings Ltd 267
1,590 RLI Corp 128
71 (a) Root, Inc 9
2,077 Ryan Specialty Holdings, Inc 153
192 Safety Insurance Group, Inc 15
1,288 Selective Insurance Group, Inc 118
3,622 (a) Selectquote, Inc 12
827 (a) SiriusPoint Ltd 14
648 (a) Skyward Specialty Insurance Group, Inc 34
798 Stewart Information Services Corp 57
1,255 Tiptree, Inc 30
5,049 Travelers Cos, Inc 1,335
416 (a) Trupanion, Inc 16
844 United Fire Group, Inc 25
1,340 Universal Insurance Holdings, Inc 32
4,233 Unum Group 345
6,677 W.R. Berkley Corp 475
54 White Mountains Insurance Group Ltd 104
2,316 Willis Towers Watson plc 783
TOTAL INSURANCE 30,822
MATERIALS - 2.4%
889 AdvanSix, Inc 20
4,927 Air Products & Chemicals, Inc 1,453
2,805 Albemarle Corp 202
6,013 Alcoa Corp 183
2,848 (a) Allegheny Technologies, Inc 148
82 (a) Alpha Metallurgical Resources, Inc 10
34,519 Amcor plc 335
1,143 American Vanguard Corp 5
1,626 Aptargroup, Inc 241
4,201 (b) Ardagh Metal Packaging S.A. 13
626 Ashland, Inc 37
1,916 (a) Aspen Aerogels, Inc 12
1,841 Avery Dennison Corp 328
2,152 Avient Corp 80
4,706 (a) Axalta Coating Systems Ltd 156
794 Balchem Corp 132
6,827 Ball Corp 356
2,439 Berry Global Group, Inc 170
1,280 Cabot Corp 106
1,082 Caledonia Mining Corp plc 14
984 Carpenter Technology Corp 178
2,649 Celanese Corp (Series A) 150
1,274 (a) Century Aluminum Co 24
3,983 CF Industries Holdings, Inc 311
3,126 Chemours Co 42
623 (a) Clearwater Paper Corp 16
9,729 (a) Cleveland-Cliffs, Inc 80
13,786 (a) Coeur Mining, Inc 82
2,747 Commercial Metals Co 126
1,021 Compass Minerals International, Inc 10
2,037 (a) Constellium SE 21
99 (a),(b) Contango ORE, Inc 1
15,063 Corteva, Inc 948
15,756 CRH plc 1,386
2,539 Crown Holdings, Inc 227
14,842 Dow, Inc 518
9,406 DuPont de Nemours, Inc 702
893 Eagle Materials, Inc 198

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
2,218 Eastman Chemical Co $ 195
5,648 Ecolab, Inc 1,432
890 (a) Ecovyst, Inc 6
4,374 Element Solutions, Inc 99
2,829 FMC Corp 119
33,653 Freeport-McMoRan, Inc (Class B) 1,274
5,360 Graphic Packaging Holding Co 139
563 Greif, Inc (Class A) 31
203 Greif, Inc (Class B) 12
1,239 H.B. Fuller Co 70
461 Hawkins, Inc 49
16,414 Hecla Mining Co 91
3,500 Huntsman Corp 55
5,121 (a),(b) i-80 Gold Corp 3
915 (a) Ingevity Corp 36
586 Innospec, Inc 56
5,713 International Flavors & Fragrances, Inc 443
12,020 International Paper Co 641
362 (a) Intrepid Potash, Inc 11
1,480 (a) Ivanhoe Electric, Inc 9
381 Kaiser Aluminum Corp 23
1,339 (a) Knife River Corp 121
850 Koppers Holdings, Inc 24
893 Kronos Worldwide, Inc 7
10,779 (a) Linde plc 5,019
1,438 Louisiana-Pacific Corp 132
952 (a) LSB Industries, Inc 6
6,532 LyondellBasell Industries NV 460
1,440 Martin Marietta Materials, Inc 689
467 Materion Corp 38
1,284 (a) Metals Acquisition Ltd 12
205 Minerals Technologies, Inc 13
6,770 Mosaic Co 183
2,475 (a),(b) MP Materials Corp 60
871 Myers Industries, Inc 10
126 NewMarket Corp 71
25,163 Newmont Goldcorp Corp 1,215
192 (a) Novagold Resources, Inc 1
5,305 Nucor Corp 638
3,476 (a) O-I Glass, Inc 40
2,933 Olin Corp 71
395 Olympic Steel, Inc 12
2,087 Orion S.A. 27
2,020 Packaging Corp of America 400
728 Pactiv Evergreen, Inc 13
3,762 (a) Perimeter Solutions, Inc 38
464 (a) Piedmont Lithium, Inc 3
4,708 PPG Industries, Inc 515
2,935 (a),(b) PureCycle Technologies, Inc 20
182 Quaker Chemical Corp 23
149 Ramaco Resources, Inc 1
646 Ramaco Resources, Inc 5
821 (a) Ranpak Holdings Corp 4
1,744 (a) Rayonier Advanced Materials, Inc 10
1,172 Reliance Steel & Aluminum Co 338
1,545 Royal Gold, Inc 253
2,901 RPM International, Inc 336
592 Ryerson Holding Corp 14
941 Schnitzer Steel Industries, Inc (Class A) 27
1,637 Schweitzer-Mauduit International, Inc 10
1,019 Scotts Miracle-Gro Co (Class A) 56
3,590 Sealed Air Corp 104

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
1,015 Sensient Technologies Corp $ 76
5,396 Sherwin-Williams Co 1,884
1,028 Silgan Holdings, Inc 53
11,635 Smurfit WestRock plc 524
1,372 Sonoco Products Co 65
1,831 Southern Copper Corp 171
3,190 (a) SSR Mining, Inc 32
3,027 Steel Dynamics, Inc 379
479 Stepan Co 26
2,524 SunCoke Energy, Inc 23
905 Sylvamo Corp 61
1,535 (a) TimkenSteel Corp 21
1,164 (a) Tredegar Corp 9
361 Trimas Corp 8
2,830 Tronox Holdings plc 20
330 United States Lime & Minerals, Inc 29
5,082 United States Steel Corp 215
2,694 Vulcan Materials Co 629
1,235 Warrior Met Coal, Inc 59
532 Westlake Chemical Corp 53
858 Worthington Steel, Inc 22
TOTAL MATERIALS 29,193
MEDIA & ENTERTAINMENT - 7.6%
1,783 (a) Advantage Solutions, Inc 3
109,221 Alphabet, Inc 17,064
132,297 Alphabet, Inc (Class A) 20,458
6,627 (a) AMC Entertainment Holdings, Inc 19
921 (a) AMC Networks, Inc 6
665 (a) Atlanta Braves Holdings, Inc 27
428 (a),(b) Atlanta Braves Holdings, Inc 19
353 (a) Boston Omaha Corp 5
2,348 (a),(b) Bumble, Inc 10
52 Cable One, Inc 14
1,394 (a) Cargurus, Inc 41
2,223 (a) Cars.com, Inc 25
2,138 (a) Charter Communications, Inc 788
2,354 Cinemark Holdings, Inc 59
10,518 (a) Clear Channel Outdoor Holdings, Inc 12
84,460 Comcast Corp (Class A) 3,117
46 (a) Daily Journal Corp 18
2,037 (a) EchoStar Corp (Class A) 52
6,010 Electronic Arts, Inc 869
2,637 Entravision Communications Corp (Class A) 5
2,165 (a) Eventbrite, Inc 5
452 (a) EverQuote, Inc 12
5,304 Fox Corp (Class A) 300
2,915 Fox Corp (Class B) 154
7,295 (a) fuboTV, Inc 21
4,050 (a) Gannett Co, Inc 12
2,117 Gray Television, Inc 9
828 (a) Grindr, Inc 15
2,290 (a) IAC, Inc 105
405 (a),(b) Ibotta, Inc 17
1,677 (a) IMAX Corp 44
1,209 (a) Integral Ad Science Holding Corp 10
9,042 Interpublic Group of Cos, Inc 246
599 John Wiley & Sons, Inc (Class A) 27
2,579 (a) Liberty Broadband Corp 219
337 (a) Liberty Broadband Corp (Class A) 29
300 (a) Liberty Media Corp-Liberty Formula One (Class A) 24
4,440 (a) Liberty Media Corp-Liberty Formula One (Class C) 400
489 (a) Liberty Media Corp-Liberty Live (Class A) 33

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
1,236 (a) Liberty Media Corp-Liberty Live (Class C) $ 84
2,000 (a),(b) Lions Gate Entertainment Corp (Class A) 18
3,835 (a) Lions Gate Entertainment Corp (Class B) 30
3,587 (a) Live Nation, Inc 468
832 (a) Madison Square Garden Entertainment Corp 27
456 (a) Madison Square Garden Sports Corp 89
3,683 (a) Magnite, Inc 42
736 Marcus Corp 12
6,357 Match Group, Inc 198
494 (a) MediaAlpha, Inc 4
49,327 Meta Platforms, Inc 28,430
2,069 National CineMedia, Inc 12
9,631 (a) Netflix, Inc 8,981
3,543 New York Times Co (Class A) 176
7,913 News Corp (Class A) 215
1,917 News Corp (Class B) 58
805 Nexstar Media Group, Inc 144
3,861 (a) Nextdoor Holdings, Inc 6
4,429 Omnicom Group, Inc 367
244 Paramount Global (Class A) 5
12,438 Paramount Global (Class B) 149
12,897 (a) Pinterest, Inc 400
2,020 (a) Playstudios, Inc 3
2,676 Playtika Holding Corp 14
1,094 (a) PubMatic, Inc 10
1,192 (a) QuinStreet, Inc 21
11,539 (a) ROBLOX Corp 673
3,076 (a) Roku, Inc 217
1,096 Scholastic Corp 21
719 Shutterstock, Inc 13
132 Sinclair, Inc 2
4,996 Sirius XM Holdings, Inc 113
832 (a) Sphere Entertainment Co 27
3,325 (a) Spotify Technology S.A. 1,829
1,585 (a) Stagwell, Inc 10
3,794 (a) Take-Two Interactive Software, Inc 786
708 (a) TechTarget, Inc 10
3,825 TEGNA, Inc 70
612 (a) Thryv Holdings, Inc 8
1,894 TKO Group Holdings, Inc 289
2,932 (a) TripAdvisor, Inc 41
2,406 (a) TrueCar, Inc 4
1,384 (a) Trump Media & Technology Group Corp 27
3,939 (a) Vimeo, Inc 21
40,837 Walt Disney Co 4,031
54,810 (a) Warner Bros Discovery, Inc 588
1,263 (a) WideOpenWest, Inc 6
1,062 (a) Yelp, Inc 39
1,245 (a) Ziff Davis, Inc 47
1,977 (a) ZipRecruiter, Inc 12
7,616 (a) ZoomInfo Technologies, Inc 76
TOTAL MEDIA & ENTERTAINMENT 93,216
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
2,501 (a) 10X Genomics, Inc 22
670 (a) 2seventy bio, Inc 3
524 (a) 4D Molecular Therapeutics, Inc 2
1,639 (a) 89bio, Inc 12
39,875 AbbVie, Inc 8,355
2,591 (a) Acadia Pharmaceuticals, Inc 43
3,224 (a) Adaptive Biotechnologies Corp 24
988 (a) ADC Therapeutics S.A. 1
4,828 (a) ADMA Biologics, Inc 96

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
3,618 (a),(b) Adverum Biotechnologies, Inc $ 16
6,520 Agilent Technologies, Inc 763
1,033 (a) Agios Pharmaceuticals, Inc 30
1,191 (a) Akero Therapeutics, Inc 48
1,235 (a),(b) Aldeyra Therapeutics, Inc 7
1,504 (a) Alector, Inc 2
4,357 (a) Alkermes plc 144
2,417 (a),(b) Allogene Therapeutics, Inc 4
2,864 (a) Alnylam Pharmaceuticals, Inc 773
1,340 (a),(b) Altimmune, Inc 7
515 (a),(b) ALX Oncology Holdings, Inc 0^
12,067 Amgen, Inc 3,759
8,241 (a) Amicus Therapeutics, Inc 67
2,888 (a) Amneal Pharmaceuticals, Inc 24
766 (a) Amphastar Pharmaceuticals, Inc 22
679 (a) AnaptysBio, Inc 13
1,840 (a),(b) Anavex Life Sciences Corp 16
292 (a) ANI Pharmaceuticals, Inc 20
566 (a) Anika Therapeutics, Inc 8
612 (a) Annexon, Inc 1
2,514 (a) Apellis Pharmaceuticals, Inc 55
1,104 (a) Apogee Therapeutics, Inc 41
2,146 (a),(b) Applied Therapeutics, Inc 1
2,291 (a) Arbutus Biopharma Corp 8
798 (a) Arcellx, Inc 52
625 (a) Arcturus Therapeutics Holdings, Inc 7
1,321 (a) Arcus Biosciences, Inc 10
2,006 (a) Arcutis Biotherapeutics, Inc 31
5,648 (a) Ardelyx, Inc 28
873 (a) ArriVent Biopharma, Inc 16
2,078 (a) Arrowhead Pharmaceuticals, Inc 26
998 (a) ARS Pharmaceuticals, Inc 13
1,292 (a) Arvinas, Inc 9
2,552 (a) Astria Therapeutics, Inc 14
1,878 (a) Atea Pharmaceuticals, Inc 6
478 (a) Aura Biosciences, Inc 3
3,648 (a) Aurinia Pharmaceuticals, Inc 29
2,201 (a) Avadel Pharmaceuticals plc 17
15,985 (a) Avantor, Inc 259
2,408 (a) Avidity Biosciences, Inc 71
854 (a) Axsome Therapeutics, Inc 100
1,758 (a) Beam Therapeutics, Inc 34
5,428 (a) BioCryst Pharmaceuticals, Inc 41
3,499 (a) Biogen, Inc 479
1,812 (a) Biohaven Ltd 44
681 (a) BioLife Solutions, Inc 16
4,536 (a) BioMarin Pharmaceutical, Inc 321
527 (a),(b) Biomea Fusion, Inc 1
536 (a) Bio-Rad Laboratories, Inc (Class A) 131
4,009 Bio-Techne Corp 235
1,361 (a) Blueprint Medicines Corp 120
3,248 (a) Bridgebio Pharma, Inc 112
46,143 Bristol-Myers Squibb Co 2,814
1,501 (a) Brooks Automation, Inc 52
2,425 Bruker BioSciences Corp 101
789 (a),(b) C4 Therapeutics, Inc 1
463 (a),(b) Cabaletta Bio, Inc 1
886 (a) Capricor Therapeutics, Inc 8
1,462 (a) CareDx, Inc 26
696 (a),(b) Cargo Therapeutics, Inc 3
1,471 (a),(b) Caribou Biosciences, Inc 1
1,147 (a),(b) Cassava Sciences, Inc 2

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,670 (a) Catalyst Pharmaceuticals, Inc $ 40
1,296 (a) Celldex Therapeutics, Inc 24
10,064 (a) Century Therapeutics, Inc 5
1,397 (a) CG oncology, Inc 34
1,251 (a) Charles River Laboratories International, Inc 188
1,163 (a),(d) Chinook Therapeutics, Inc 0^
1,647 (a) Codexis, Inc 4
1,061 (a) Cogent Biosciences, Inc 6
877 (a) Collegium Pharmaceutical, Inc 26
7,441 (a),(b) Compass Therapeutics, Inc 14
766 (a),(b) Corbus Pharmaceuticals Holdings, Inc 4
1,695 (a) Corcept Therapeutics, Inc 194
1,679 (a),(b) CorMedix, Inc 10
1,406 (a) Crinetics Pharmaceuticals, Inc 47
1,192 (a) CryoPort, Inc 7
660 (a) Cullinan Oncology, Inc 5
3,007 (a) Cytek Biosciences, Inc 12
2,661 (a) Cytokinetics, Inc 107
14,673 Danaher Corp 3,008
731 (a) Day One Biopharmaceuticals, Inc 6
2,697 (a) Denali Therapeutics, Inc 37
890 (a) Design Therapeutics, Inc 3
472 (a) Disc Medicine, Inc 23
3,515 (a) Dynavax Technologies Corp 46
1,929 (a) Dyne Therapeutics, Inc 20
1,694 (a) Edgewise Therapeutics, Inc 37
2,042 (a),(b) Editas Medicine, Inc 2
12,879 (a) Elanco Animal Health, Inc 135
10,374 (a) Elevation Oncology, Inc 3
18,012 Eli Lilly & Co 14,876
648 (a) Enanta Pharmaceuticals, Inc 4
619 (a),(b) Enliven Therapeutics, Inc 12
66 (a) Entrada Therapeutics, Inc 1
2,249 (a) Erasca, Inc 3
11,962 (a),(b) Esperion Thereapeutics, Inc 17
702 (a) Evolus, Inc 8
4,063 (a) Exact Sciences Corp 176
6,181 (a) Exelixis, Inc 228
690 (a) EyePoint Pharmaceuticals, Inc 4
2,368 (a) Fate Therapeutics, Inc 2
1,545 (a),(b) Fennec Pharmaceuticals, Inc 9
6,445 (a) Fluidigm Corp 7
505 (a) Foghorn Therapeutics, Inc 2
2,432 (a) Fortrea Holdings, Inc 18
1,233 (a) Generation Bio Co 0^
12,566 (a) Geron Corp 20
28,020 Gilead Sciences, Inc 3,140
677 (a),(b) GRAIL, Inc 17
2,474 (a) Halozyme Therapeutics, Inc 158
588 (a) Harmony Biosciences Holdings, Inc 20
690 (a) Harrow Health, Inc 18
1,780 (a) Ideaya Biosciences, Inc 29
229 (a) IGM Biosciences, Inc 0^
3,828 (a) Illumina, Inc 304
3,364 (a),(b) ImmunityBio, Inc 10
1,224 (a) Immunome, Inc 8
1,107 (a),(b) Immunovant, Inc 19
3,604 (a) Incyte Corp 218
203 (a) Inhibrx Biosciences, Inc 3
813 (a),(d) Inhibrx, Inc 1
141 (a) Innoviva, Inc 3
4,356 (a),(b) Inozyme Pharma, Inc 4

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
3,700 (a) Insmed, Inc $ 282
2,093 (a) Intellia Therapeutics, Inc 15
2,205 (a) Intra-Cellular Therapies, Inc 291
3,279 (a) Ionis Pharmaceuticals, Inc 99
7,077 (a) Iovance Biotherapeutics, Inc 24
4,015 (a) IQVIA Holdings, Inc 708
4,209 (a) Ironwood Pharmaceuticals, Inc 6
572 (a) iTeos Therapeutics, Inc 3
17 (a) Janux Therapeutics, Inc 0^
1,189 (a) Jazz Pharmaceuticals plc 148
54,297 Johnson & Johnson 9,005
487 (a) KalVista Pharmaceuticals, Inc 6
400 (a) Keros Therapeutics, Inc 4
706 (a) Kiniksa Pharmaceuticals Ltd 16
988 (a) Kodiak Sciences, Inc 3
486 (a) Krystal Biotech, Inc 88
1,654 (a) Kura Oncology, Inc 11
969 (a) Kymera Therapeutics, Inc 27
484 (a) Ligand Pharmaceuticals, Inc (Class B) 51
1,283 (a) Liquidia Corp 19
4,069 (a) Lyell Immunopharma, Inc 2
1,721 (a) MacroGenics, Inc 2
418 (a) Madrigal Pharmaceuticals, Inc 138
569 (a),(b) Magenta Therapeutics, Inc 10
7,710 (a) MannKind Corp 39
3,088 (a) Maravai LifeSciences Holdings, Inc 7
2,546 (a) MaxCyte, Inc 7
609 (a) Medpace Holdings, Inc 186
548 (a) MeiraGTx Holdings plc 4
56,927 Merck & Co, Inc 5,110
126 Mesa Laboratories, Inc 15
465 (a) Mettler-Toledo International, Inc 549
3,231 (a) MiMedx Group, Inc 25
1,248 (a) Mineralys Therapeutics, Inc 20
392 (a) Mirum Pharmaceuticals, Inc 18
7,760 (a) Moderna, Inc 220
213 (a),(b) Monte Rosa Therapeutics, Inc 1
2,502 (a) Myriad Genetics, Inc 22
2,479 (a) Natera, Inc 351
176 (a) Nektar Therapeutics 0^
2,003 (a),(b) Neumora Therapeutics, Inc 2
2,255 (a) Neurocrine Biosciences, Inc 249
881 (a),(b) Nkarta, Inc 2
3,954 (a) Novavax, Inc 25
1,379 (a) Nurix Therapeutics, Inc 16
786 (a) Nuvalent, Inc 56
4,458 (a),(b) Nuvation Bio, Inc 8
2,032 (a) Ocular Therapeutix, Inc 15
685 (a) Olema Pharmaceuticals, Inc 3
296 (a),(b) Omeros Corp 2
183 (a),(d) OmniAb Operations, Inc 0^
183 (a),(d) OmniAb Operations, Inc 0^
2,373 (a) OmniAb, Inc 6
1,103 (a) Organogenesis Holdings, Inc 5
5,283 Organon & Co 79
1,309 (a) ORIC Pharmaceuticals, Inc 7
5,028 (a) Ovid therapeutics, Inc 2
1,343 (a) Pacira BioSciences, Inc 33
3,028 PerkinElmer, Inc 320
2,985 Perrigo Co plc 84
282 (a) Perspective Therapeutics, Inc 1
127,271 Pfizer, Inc 3,225

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
575 (a),(b) Phathom Pharmaceuticals, Inc $ 4
720 Phibro Animal Health Corp 15
1,499 (a) Pliant Therapeutics, Inc 2
411 (a) Praxis Precision Medicines, Inc 16
2,435 (a),(b) Precigen, Inc 4
998 (a) Prestige Consumer Healthcare, Inc. 86
1,074 (a),(b) Prime Medicine, Inc 2
1,636 (a) ProKidney Corp 1
1,206 (a) Protagonist Therapeutics, Inc 58
1,011 (a) Prothena Corp plc 12
2,011 (a) PTC Therapeutics, Inc 102
5,177 QIAGEN NV 208
914 (a) Quanterix Corp 6
2,497 (a),(b) Quantum-Si, Inc 3
524 (a),(b) RAPT Therapeutics, Inc 1
5,158 (a),(b) Recursion Pharmaceuticals, Inc 27
2,349 Regeneron Pharmaceuticals, Inc 1,490
1,062 (a) REGENXBIO, Inc 8
2,088 (a) Relay Therapeutics, Inc 5
1,154 (a) Repligen Corp 147
699 (a) Replimune Group, Inc 7
3,678 (a) REVOLUTION Medicines, Inc 130
1,363 (a) Rhythm Pharmaceuticals, Inc 72
1,412 (a) Rocket Pharmaceuticals, Inc 9
9,510 (a) Roivant Sciences Ltd 96
7,690 Royalty Pharma plc 239
1,665 (a) Sage Therapeutics, Inc 13
2,386 (a) Sana Biotechnology, Inc 4
2,126 (a) Sarepta Therapeutics, Inc 136
1,423 (a) Scholar Rock Holding Corp 46
1,913 (a) SIGA Technologies, Inc 10
527 (a) Soleno Therapeutics, Inc 38
1,610 (a),(d) Sorrento Therapeutics, Inc 0^
2,303 (a) Sotera Health Co 27
1,136 (a) SpringWorks Therapeutics, Inc 50
830 (a) Spyre Therapeutics, Inc 13
519 (a) Stoke Therapeutics, Inc 3
811 (a),(b) Summit Therapeutics, Inc 16
1,648 (a) Supernus Pharmaceuticals, Inc 54
1,211 (a) Sutro Biopharma, Inc 1
1,544 (a) Syndax Pharmaceuticals, Inc 19
1,233 (a) Tango Therapeutics, Inc 2
457 (a) Tarsus Pharmaceuticals, Inc 23
10,142 (a),(b) Taysha Gene Therapies, Inc 14
285 (a) Tenaya Therapeutics, Inc 0^
1,158 (a) Terns Pharmaceuticals, Inc 3
2,464 (a) TG Therapeutics, Inc 97
1,625 (a) Theravance Biopharma, Inc 14
8,578 Thermo Fisher Scientific, Inc 4,268
198 (a) Tourmaline Bio, Inc 3
1,469 (a) Travere Therapeutics, Inc 26
1,838 (a) Trevi Therapeutics, Inc 12
1,447 (a) Twist Bioscience Corp 57
1,912 (a) Ultragenyx Pharmaceutical, Inc 69
1,053 (a) United Therapeutics Corp 325
79 (a) UroGen Pharma Ltd 1
1,691 (a) Vanda Pharmaceuticals, Inc 8
2,816 (a) Vaxcyte, Inc 106
1,336 (a) Ventyx Biosciences, Inc 2
1,060 (a) Vera Therapeutics, Inc 25
1,983 (a) Veracyte, Inc 59
1,345 (a) Vericel Corp 60

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
5,804 (a) Vertex Pharmaceuticals, Inc $ 2,814
1,473 (a) Verve Therapeutics, Inc 7
25,792 Viatris, Inc 225
2,550 (a),(b) Viking Therapeutics, Inc 62
1,798 (a) Vir Biotechnology, Inc 12
699 (a) Viridian Therapeutics, Inc 9
842 (a) Voyager Therapeutics, Inc 3
1,415 (a) Waters Corp 522
1,512 (a) WaVe Life Sciences Ltd 12
10,684 (a) Werewolf Therapeutics, Inc 10
1,695 West Pharmaceutical Services, Inc 379
1,460 (a) Xencor, Inc 16
3,592 (a) Xeris Biopharma Holdings, Inc 20
527 (a) XOMA Corp 10
959 (a),(b) Y-mAbs Therapeutics, Inc 4
975 (a) Zentalis Pharmaceuticals, Inc 2
1,687 (a),(b) Zevra Therapeutics, Inc 13
10,120 Zoetis, Inc 1,666
1,416 (a) Zymeworks, Inc 17
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 78,836
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
1,201 (a),(b) American Realty Investors, Inc 13
3,279 (a) Anywhere Real Estate, Inc 11
6,765 (a) CBRE Group, Inc 885
7,243 (a) Compass, Inc 63
9,649 (a) CoStar Group, Inc 764
3,593 (a) Cushman & Wakefield plc 37
1,858 (b) eXp World Holdings, Inc 18
400 (a) Forestar Group, Inc 8
618 (a) FRP Holdings, Inc 18
418 (a) Howard Hughes Holdings, Inc 31
1,114 (a) Jones Lang LaSalle, Inc 276
2,815 Kennedy-Wilson Holdings, Inc 24
569 Marcus & Millichap, Inc 20
187 (a) Maui Land & Pineapple Co, Inc 3
1,819 Newmark Group, Inc 22
16,510 (a),(b) Opendoor Technologies, Inc 17
732 (a) Re/Max Holdings, Inc 6
2,849 (a) Real Brokerage, Inc 12
3,100 (a) Redfin Corp 29
283 RMR Group, Inc 5
46 (a) Seaport Entertainment Group, Inc 1
230 St. Joe Co 11
235 (a) Star Holdings 2
134 (a) Stratus Properties, Inc 2
834 (a) Tejon Ranch Co 13
1,079 (a) Zillow Group, Inc (Class A) 72
3,355 (a) Zillow Group, Inc (Class C) 230
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,593
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.6%
1,170 (a) ACM Research, Inc 27
36,192 (a) Advanced Micro Devices, Inc 3,718
686 (a),(b) Aehr Test Systems 5
1,709 (a) Allegro MicroSystems, Inc 43
844 (a) Alpha & Omega Semiconductor Ltd 21
1,114 (a) Ambarella, Inc 56
2,094 Amkor Technology, Inc 38
11,028 Analog Devices, Inc 2,224
18,152 Applied Materials, Inc 2,634
2,501 (a) Astera Labs, Inc 149
865 (a) Axcelis Technologies, Inc 43
103,499 Broadcom, Inc 17,329

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
839 (a) Ceva, Inc $ 21
1,288 (a) Cirrus Logic, Inc 128
1,495 (a) Cohu, Inc 22
3,223 (a) Credo Technology Group Holding Ltd 129
1,395 (a) Diodes, Inc 60
3,032 (a) Enphase Energy, Inc 188
3,205 Entegris, Inc 280
2,410 (a) First Solar, Inc 305
1,470 (a) Formfactor, Inc 42
2,356 (a),(b) GLOBALFOUNDRIES, Inc 87
660 (a) Ichor Holdings Ltd 15
551 (a) Impinj, Inc 50
2,443 (a),(b) indie Semiconductor, Inc 5
96,755 Intel Corp 2,197
2,996 KLA Corp 2,037
1,055 Kulicke & Soffa Industries, Inc 35
29,459 Lam Research Corp 2,142
2,808 (a) Lattice Semiconductor Corp 147
1,227 (a) MACOM Technology Solutions Holdings, Inc 123
19,573 Marvell Technology, Inc 1,205
2,280 (a) MaxLinear, Inc 25
12,445 Microchip Technology, Inc 602
25,016 Micron Technology, Inc 2,174
1,304 MKS Instruments, Inc 105
1,094 Monolithic Power Systems, Inc 635
2,707 (a),(b) Navitas Semiconductor Corp 6
127 NVE Corp 8
526,817 Nvidia Corp 57,096
9,760 (a) ON Semiconductor Corp 397
1,184 (a) Onto Innovation, Inc 144
1,181 (a) PDF Solutions, Inc 23
87 (a) Photronics, Inc 2
1,334 Power Integrations, Inc 67
2,106 (a) Qorvo, Inc 152
25,020 QUALCOMM, Inc 3,843
2,675 (a) Rambus, Inc 139
3,477 (a),(b) Rigetti Computing, Inc 28
1,701 (a) Semtech Corp 59
550 (a) Silicon Laboratories, Inc 62
434 (a) SiTime Corp 66
3,686 Skyworks Solutions, Inc 238
988 (a) SMART Global Holdings, Inc 17
553 (a) Synaptics, Inc 35
3,536 Teradyne, Inc 292
20,387 Texas Instruments, Inc 3,664
1,266 (a) Ultra Clean Holdings 27
1,018 Universal Display Corp 142
1,051 (a) Veeco Instruments, Inc 21
3,166 (a),(b) Wolfspeed, Inc 10
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 105,584
SOFTWARE & SERVICES - 10.9%
3,462 (a) 8x8, Inc 7
1,883 A10 Networks, Inc 31
14,104 Accenture plc 4,401
2,392 (a) ACI Worldwide, Inc 131
2,653 Adeia, Inc 35
9,793 (a) Adobe, Inc 3,756
410 (a) Agilysys, Inc 30
3,534 (a) Akamai Technologies, Inc 284
791 (a) Alarm.com Holdings, Inc 44
785 (a) Alkami Technology, Inc 21
2,152 Amdocs Ltd 197

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
1,091 American Software, Inc (Class A) $ 16
1,464 (a) Amplitude, Inc 15
1,933 (a) Ansys, Inc 612
429 (a) Appfolio, Inc 94
1,178 (a) Appian Corp 34
1,825 (a),(b) Applied Digital Corp 10
5,972 (a) AppLovin Corp 1,582
2,178 (a) Asana, Inc 32
1,075 (a) ASGN, Inc 68
3,568 (a) Atlassian Corp Ltd 757
20,031 (a) Aurora Innovation, Inc 135
4,760 (a) Autodesk, Inc 1,246
2,977 (a) AvePoint, Inc 43
3,363 Bentley Systems, Inc 132
4,737 (a) BigBear.ai Holdings, Inc 14
1,735 (a) BigCommerce Holdings, Inc 10
2,337 (a) BILL Holdings, Inc 107
976 (a) Blackbaud, Inc 61
1,613 (a) BlackLine, Inc 78
5,255 (a) Blend Labs, Inc 18
3,187 (a) Box, Inc 98
916 (a) Braze, Inc 33
1,740 (a) C3.ai, Inc 37
6,144 (a) Cadence Design Systems, Inc 1,563
10,087 (a) CCC Intelligent Solutions Holdings, Inc 91
1,164 (a) Cerence, Inc 9
4,114 (a) Cipher Mining, Inc 9
4,418 (a),(b) Cleanspark, Inc 30
1,700 Clear Secure, Inc 44
3,335 (a) Clearwater Analytics Holdings, Inc 89
6,719 (a) Cloudflare, Inc 757
11,091 Cognizant Technology Solutions Corp (Class A) 848
918 (a) Commvault Systems, Inc 145
4,952 (a) Confluent, Inc 116
415 (a) Consensus Cloud Solutions, Inc 10
4,248 (a) Core Scientific, Inc 31
711 (a) Couchbase, Inc 11
5,228 (a) Crowdstrike Holdings, Inc 1,843
713 (a) CS Disco, Inc 3
6,920 (a) Datadog, Inc 687
574 (a) Digimarc Corp 7
2,598 (a) Digital Turbine, Inc 7
1,349 (a) DigitalOcean Holdings, Inc 45
4,476 (a) DocuSign, Inc 364
1,364 Dolby Laboratories, Inc (Class A) 110
816 (a) Domo, Inc 6
3,008 (a) DoubleVerify Holdings, Inc 40
5,782 (a) Dropbox, Inc 154
2,166 (a),(b) D-Wave Quantum, Inc 16
3,422 (a) DXC Technology Co 58
6,245 (a) Dynatrace, Inc 294
5,822 (a) E2open Parent Holdings, Inc 12
648 (a) eGain Corp 3
1,802 (a) Elastic NV 161
553 (a) Enfusion, Inc 6
1,191 (a) EPAM Systems, Inc 201
918 (a) EverCommerce, Inc 9
544 (a) Fair Isaac Corp 1,003
3,179 (a) Fastly, Inc 20
2,029 (a) Five9, Inc 55
14,223 (a) Fortinet, Inc 1,369
4,300 (a) Freshworks, Inc 61

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
1,690 (a) Gartner, Inc $ 709
12,875 Gen Digital, Inc 342
2,273 (a) Gitlab, Inc 107
1,037 (a) Globant S.A. 122
3,095 (a) GoDaddy, Inc 558
1,385 (a) Grid Dynamics Holdings, Inc 22
1,964 (a) Guidewire Software, Inc 368
1,077 Hackett Group, Inc 31
1,116 (a) HubSpot, Inc 638
1,910 (a) Hut 8 Corp 22
351 (a) I3 Verticals, Inc 9
845 (a) Informatica, Inc 15
1,244 (a) Intapp, Inc 73
516 InterDigital, Inc 107
20,659 International Business Machines Corp 5,137
6,137 Intuit, Inc 3,768
1,710 (a) Jamf Holding Corp 21
10,934 (a) Kaltura, Inc 21
5,240 (a) Kyndryl Holdings, Inc 165
1,949 (a) LiveRamp Holdings, Inc 51
1,435 (a) Manhattan Associates, Inc 248
6,513 (a),(b) Marathon Digital Holdings, Inc 75
423 (a) MeridianLink, Inc 8
167,428 Microsoft Corp 62,851
5,202 (a) MicroStrategy, Inc (Class A) 1,500
1,253 (a) Mitek Systems, Inc 10
1,657 (a) MongoDB, Inc 291
1,593 (a) N-able, Inc 11
1,586 (a) nCino OpCo, Inc 44
3,958 (a) NCR Corp 39
1,787 (a),(b) NextNav, Inc 22
5,847 (a) Nutanix, Inc 408
3,458 (a) Okta, Inc 364
2,330 (a) Olo, Inc 14
678 (a) ON24, Inc 4
1,227 OneSpan, Inc 19
661 (a) Ooma, Inc 9
36,022 Oracle Corp 5,036
2,082 (a),(b) Pagaya Technologies Ltd 22
2,372 (a) PagerDuty, Inc 43
46,321 (a) Palantir Technologies, Inc 3,909
14,548 (a) Palo Alto Networks, Inc 2,482
791 Park City Group, Inc 16
1,232 Pegasystems, Inc 86
1,883 (a) Porch Group, Inc 14
2,527 (a) Procore Technologies, Inc 167
1,155 Progress Software Corp 59
1,099 (a) PROS Holdings, Inc 21
2,541 (a) PTC, Inc 394
1,569 (a) Q2 Holdings, Inc 126
889 (a) Qualys, Inc 112
1,695 (a) Rapid7, Inc 45
24 Red Violet, Inc 1
992 (a) Rimini Street, Inc 3
1,287 (a) RingCentral, Inc 32
5,435 (a),(b) Riot Platforms, Inc 39
2,368 Roper Industries, Inc 1,396
20,789 Salesforce, Inc 5,579
766 Sapiens International Corp NV 21
1,037 (a) SEMrush Holdings, Inc 10
6,664 (a) SentinelOne, Inc 121
4,614 (a) ServiceNow, Inc 3,673

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
6,959 (a) Snowflake, Inc $ 1,017
1,484 SolarWinds Corp 27
7,118 (a),(b) SoundHound AI, Inc 58
356 (a) SoundThinking, Inc 6
2,308 (a) Sprinklr, Inc 19
1,316 (a) Sprout Social, Inc 29
900 (a) SPS Commerce, Inc 119
3,477 (a) Synopsys, Inc 1,491
2,968 (a) Tenable Holdings, Inc 104
1,532 (a) Teradata Corp 34
4,586 (a),(b) Terawulf, Inc 12
10,024 (a) Trade Desk, Inc 548
349 (a),(b) Tucows, Inc 6
3,496 (a) Twilio, Inc 342
964 (a) Tyler Technologies, Inc 560
8,946 (a) UiPath, Inc 92
2,160 (a) Unisys Corp 10
7,691 (a),(b) Unity Software, Inc 151
2,560 (a) Varonis Systems, Inc 104
1,365 (a) Verint Systems, Inc 24
1,891 (a) VeriSign, Inc 480
1,293 (a) Vertex, Inc 45
305 (a) Viant Technology, Inc 4
1,154 (a) Weave Communications, Inc 13
4,787 (a) Workday, Inc 1,118
1,379 (a) Workiva, Inc 105
1,061 (a) Xperi, Inc 8
2,990 (a) Yext, Inc 18
4,295 (a) Zeta Global Holdings Corp 58
6,091 (a) Zoom Video Communications, Inc 449
2,147 (a) Zscaler, Inc 426
TOTAL SOFTWARE & SERVICES 133,543
TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
521 (a) 908 Devices, Inc 2
1,592 (a) ADTRAN Holdings, Inc 14
1,035 Advanced Energy Industries, Inc 99
267 (a) Aeva Technologies, Inc 2
26,947 Amphenol Corp (Class A) 1,767
331,757 Apple, Inc 73,693
278 (a) Applied Optoelectronics, Inc 4
23,524 (a) Arista Networks, Inc 1,823
2,522 (a) Arlo Technologies, Inc 25
1,286 (a) Arrow Electronics, Inc 133
223 (a) Aviat Networks, Inc 4
2,201 Avnet, Inc 106
650 Badger Meter, Inc 124
278 Bel Fuse, Inc (Class B) 21
767 Belden CDT, Inc 77
296 Benchmark Electronics, Inc 11
1,720 (a) Calix, Inc 61
3,116 CDW Corp 499
2,884 (a) Ciena Corp 174
90,108 Cisco Systems, Inc 5,561
365 (a) Clearfield, Inc 11
45 Climb Global Solutions, Inc 5
4,327 Cognex Corp 129
2,961 (a) Coherent Corp 192
4,830 (a) CommScope Holding Co, Inc 26
17,572 Corning, Inc 804
716 (a) Corsair Gaming, Inc 6
1,416 Crane NXT Co 73
725 CTS Corp 30

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
1,204 (a) Daktronics, Inc $ 15
6,031 Dell Technologies, Inc 550
600 (a) Diebold Nixdorf, Inc 26
759 (a) Digi International, Inc 21
1,285 (a) Eastman Kodak Co 8
468 (a) ePlus, Inc 28
2,211 (a),(b) Evolv Technologies Holdings, Inc 7
3,100 (a) Extreme Networks, Inc 41
1,208 (a) F5 Networks, Inc 322
890 (a) Fabrinet 176
655 (a) FARO Technologies, Inc 18
3,142 (a) Harmonic, Inc 30
30,089 Hewlett Packard Enterprise Co 464
21,549 HP, Inc 597
1,475 Immersion Corp 11
633 (a) Insight Enterprises, Inc 95
4,661 (a) IonQ, Inc 103
804 (a) IPG Photonics Corp 51
1,097 (a) Itron, Inc 115
2,345 Jabil Inc 319
7,287 Juniper Networks, Inc 264
3,876 (a) Keysight Technologies, Inc 580
1,038 (a) Kimball Electronics, Inc 17
723 (a) Knowles Corp 11
3,049 (a) Lightwave Logic, Inc 3
647 Littelfuse, Inc 127
1,893 (a) Lumentum Holdings, Inc 118
1,398 Methode Electronics, Inc 9
4,688 (a),(b) MicroVision, Inc 6
3,110 (a) Mirion Technologies, Inc 45
3,654 Motorola Solutions, Inc 1,600
856 Napco Security Technologies, Inc 20
4,872 NetApp, Inc 428
962 (a) Netgear, Inc 23
481 (a) Netscout Systems, Inc 10
1,072 (a) nLight, Inc 8
866 (a) Novanta, Inc 111
421 (a) OSI Systems, Inc 82
675 (a) PAR Technology Corp 41
430 PC Connection, Inc 27
597 (a) Plexus Corp 76
6,847 (a) Pure Storage, Inc 303
2,205 (a) Ribbon Communications, Inc 9
512 (a) Rogers Corp 35
2,537 (a) SanDisk Corp 121
1,353 (a) Sanmina Corp 103
958 (a) Scansource, Inc 33
3,094 (a) SmartRent, Inc 4
10,665 (a),(b) Super Micro Computer, Inc 365
1,805 TD SYNNEX Corp 188
1,044 (a) Teledyne Technologies, Inc 520
5,586 (a) Trimble Inc 367
1,987 (a) TTM Technologies, Inc 41
379 (a) Turtle Beach Corp 5
43 Ubiquiti, Inc 13
1,951 (a) Viasat, Inc 20
3,750 (a) Viavi Solutions, Inc 42
3,447 Vishay Intertechnology, Inc 55
398 (a) Vishay Precision Group, Inc 10
2,801 Vontier Corp 92
7,611 (a) Western Digital Corp 308
2,578 (b) Xerox Holdings Corp 12

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
1,166 (a) Zebra Technologies Corp (Class A) $ 329
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 95,054
TELECOMMUNICATION SERVICES - 1.0%
410 (a) Anterix, Inc 15
2,810 (a),(b) AST SpaceMobile, Inc 64
161,271 AT&T, Inc 4,561
373 ATN International, Inc 8
669 (a) Bandwidth, Inc 9
883 Cogent Communications Group, Inc 54
5,461 (a) Frontier Communications Parent, Inc 196
3,118 (a),(d) GCI Liberty, Inc 0^
1,203 (a),(b) Globalstar, Inc 25
1,217 (a) Gogo, Inc 10
521 IDT Corp 27
3,101 Iridium Communications, Inc 85
3,981 (a) Liberty Global Ltd 46
1,033 (a) Liberty Global Ltd 12
1,581 (a) Liberty Latin America Ltd (Class A) 10
3,207 (a) Liberty Latin America Ltd (Class C) 20
24,010 (a) Lumen Technologies, Inc 94
1,561 Shenandoah Telecom Co 20
917 Spok Holdings, Inc 15
2,350 Telephone and Data Systems, Inc 91
10,547 T-Mobile US, Inc 2,813
95,383 Verizon Communications, Inc 4,326
TOTAL TELECOMMUNICATION SERVICES 12,501
TRANSPORTATION - 1.4%
272 (a) Air Transport Services Group, Inc 6
2,504 (a) Alaska Air Group, Inc 123
393 Allegiant Travel Co 20
205 (a),(b) Amerco, Inc 13
14,260 (a) American Airlines Group, Inc 151
349 ArcBest Corp 25
327 (a),(b) Avis Budget Group, Inc 25
1,241 (a) Blade Air Mobility, Inc 3
2,767 CH Robinson Worldwide, Inc 283
1,032 Costamare, Inc 10
904 Covenant Logistics Group, Inc 20
42,921 CSX Corp 1,263
14,112 Delta Air Lines, Inc 615
3,244 Expeditors International Washington, Inc 390
4,782 FedEx Corp 1,166
613 (a) Forward Air Corp 12
349 (a) Frontier Group Holdings, Inc 2
1,539 FTAI Infrastructure, Inc 7
791 Genco Shipping & Trading Ltd 11
3,539 Golden Ocean Group Ltd 28
2,887 (a) GXO Logistics, Inc 113
1,188 Heartland Express, Inc 11
2,589 (a),(b) Hertz Global Holdings, Inc 10
1,520 Hub Group, Inc (Class A) 57
1,942 JB Hunt Transport Services, Inc 287
4,132 (a) JetBlue Airways Corp 20
7,073 (a),(b) Joby Aviation, Inc 43
1,392 (a) Kirby Corp 141
3,774 Knight-Swift Transportation Holdings, Inc 164
759 Landstar System, Inc 114
8,428 (a) Lyft, Inc (Class A) 100
29 Marten Transport Ltd 0^
754 Matson, Inc 97
5,050 Norfolk Southern Corp 1,196
4,349 Old Dominion Freight Line 720

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
1,449 (a) Radiant Logistics, Inc $ 9
2,690 (a) RXO, Inc 51
957 Ryder System, Inc 138
1,798 Safe Bulkers, Inc 7
580 (a) Saia, Inc 203
1,714 Schneider National, Inc 39
863 (a) Skywest, Inc 75
12,934 Southwest Airlines Co 434
295 (a) Sun Country Airlines Holdings, Inc 4
45,668 (a) Uber Technologies, Inc 3,327
2,032 U-Haul Holding Co 120
13,647 Union Pacific Corp 3,224
7,756 (a) United Airlines Holdings, Inc 536
16,466 United Parcel Service, Inc (Class B) 1,811
200 Universal Truckload Services, Inc 5
1,875 Werner Enterprises, Inc 55
2,690 (a) XPO, Inc 289
TOTAL TRANSPORTATION 17,573
UTILITIES - 2.5%
15,416 AES Corp 191
908 Allete, Inc 60
5,865 Alliant Energy Corp 377
925 (a) Altus Power, Inc 5
5,014 Ameren Corp 503
11,936 American Electric Power Co, Inc 1,304
1,272 American States Water Co 100
4,588 American Water Works Co, Inc 677
3,727 Atmos Energy Corp 576
1,516 Avista Corp 63
2,215 Black Hills Corp 134
1,772 Brookfield Infrastructure Corp 64
2,781 (b) Brookfield Renewable Corp 78
1,993 California Water Service Group 97
15,250 Centerpoint Energy, Inc 552
172 Chesapeake Utilities Corp 22
111 Clearway Energy, Inc (Class A) 3
1,040 Clearway Energy, Inc (Class C) 31
6,779 CMS Energy Corp 509
7,971 Consolidated Edison, Inc 881
383 Consolidated Water Co, Inc 9
7,192 Constellation Energy Corp 1,450
19,131 Dominion Energy, Inc 1,073
4,963 DTE Energy Co 686
17,617 Duke Energy Corp 2,149
9,132 Edison International 538
9,507 Entergy Corp 813
6,227 Essential Utilities, Inc 246
4,824 Evergy, Inc 333
8,527 Eversource Energy 530
22,187 Exelon Corp 1,022
13,017 FirstEnergy Corp 526
498 Genie Energy Ltd 7
349 Global Water Resources, Inc 4
747 (a) Hawaiian Electric Industries, Inc 8
1,138 Idacorp, Inc 132
3,915 MDU Resources Group, Inc 66
899 MGE Energy, Inc 84
644 Middlesex Water Co 41
1,899 (a) Montauk Renewables, Inc 4
1,593 National Fuel Gas Co 126
2,338 New Jersey Resources Corp 115
46,451 NextEra Energy, Inc 3,293

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
11,440 NiSource, Inc $ 459
903 Northwest Natural Holding Co 39
1,255 NorthWestern Corp 73
4,683 NRG Energy, Inc 447
4,365 OGE Energy Corp 201
515 ONE Gas, Inc 39
1,235 Ormat Technologies, Inc 87
920 Otter Tail Corp 74
49,720 (e) PG&E Corp 854
2,396 Pinnacle West Capital Corp 228
1,905 PNM Resources, Inc 102
2,243 Portland General Electric Co 100
16,856 PPL Corp 609
11,625 Public Service Enterprise Group, Inc 957
626 (a) Pure Cycle Corp 7
620 RGC Resources, Inc 13
13,476 Sempra Energy 962
678 SJW Corp 37
25,218 Southern Co 2,319
1,183 Southwest Gas Holdings Inc 85
66 Spire, Inc 5
4,386 UGI Corp 145
534 Unitil Corp 31
7,701 Vistra Corp 904
6,108 WEC Energy Group, Inc 666
12,755 Xcel Energy, Inc 903
490 York Water Co 17
TOTAL UTILITIES 29,845
TOTAL COMMON STOCKS
(Cost $341,133) 1,212,360
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
278 (d) AstraZeneca plc 02/20/29 0^
478 (d) Chinook Therapeutics, Inc 01/02/30 0^
390 (d) Tobira Therapeutics, Inc 0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0^
TOTAL RIGHTS/WARRANTS
(Cost $0) 0^
TOTAL LONG-TERM INVESTMENTS
(Cost $341,133) 1,212,360
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
1,614,755 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4.360% (g) 1,615
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,615) 1,615
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.2%
$ 111,000 Federal Home Loan Bank Discount Notes 0.000 04/25/25 111
2,000,000 Freddie Mac Discount Notes 0.000 04/07/25 1,998
TOTAL GOVERNMENT AGENCY DEBT 2,109
TREASURY DEBT - 0.6%
4,276,000 United States Treasury Bill 0.000 04/01/25 4,276

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Account's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Account's investments as of the end of the reporting period, based on the inputs used to value them (dollar amounts are in thousands):
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TREASURY DEBT (continued)
$ 3,447,000 United States Treasury Bill 0.000% 04/03/25 $ 3,446
TOTAL TREASURY DEBT 7,722
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,831) 9,831
TOTAL INVESTMENTS - 100.1%
(Cost $352,579) 1,223,806
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,807)
NET ASSETS - 100.0% $1,221,999
REIT Real Estate Investment Trust
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,293,104.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) In bankruptcy
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 31 06/20/25  $ 8,860 $ 8,763 $ (98)

Stock Index Account

Portfolio of Investments March 31, 2025
(continued)
Account Level 1 Level 2 Level 3 Total
Stock Index
Long-Term Investments
:
Common stocks $1,212,359 $— $1 $1,212,360
Rights/Warrants — — —^ —
Investments purchased with
collateral from securities lending 1,615 — — 1,615
Short-Term Investments
:
Government agency debt — 2,109 — 2,109
Treasury debt — 7,722 — 7,722
Investments in Derivatives
:
Futures contracts* (98) — — (98)
Total $1,213,876 $9,831 $1 $1,223,708
^ Amount represents less than $1,000.
* Represents net unrealized appreciation (depreciation).